UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-23606

E-Valuator Funds Trust

(Exact name of registrant as specified in charter)

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Address of principal executive offices) (Zip code)

Kevin R. Miller

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

(Name and address of agent for service)

Copies to:

Deborah Bielicke Eades

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Registrant’s telephone number, including area code: (888) 507-2798

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

The E-Valuator Very Conservative (0%-15%) RMS Fund C L A S S R 4 / E V V C X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)	$129	1.26%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS (Class R4) Fund provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +5.31%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.00%. This performance was generated by investing approx. 9% of its assets in stocks with 91% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned -1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.47% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.07% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.00% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Class R4/EVVCX)[1]	5.31%	2.40%	3.03%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,745,836
Total number of portfolio holdings as of the end of the reporting period	72
Total advisory fee paid	$49,324
Portfolio turnover rate as of the end of the reporting period	140%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	8.6%
Vanguard Core Bond Fund, Admiral Shares	8.3%
Vanguard Intermediate-Term Bond ETF	8.3%
iShares CMBS ETF	7.9%
Vanguard Intermediate-Term Corporate Bond ETF	4.9%
iShares 7-10 Year Treasury Bond ETF	4.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.6%
Dodge & Cox Global Bond Fund - Class I	4.3%
iShares Investment Grade Systematic Bond ETF	4.0%
iShares Convertible Bond ETF	3.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Class R4 | 3

The E-Valuator Very Conservative (0%-15%) RMS Fund S E R V I C E C L A S S / E V V L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Very Conservative (0%-15%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)	$92	0.89%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 0% to 15% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Very Conservative (0%-15%) RMS Fund returned +5.72%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +4.13%. This performance was generated by investing approx. 9% of its assets in stocks with 91% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned -1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.47% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class| 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.07% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.00% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Very Conservative (0%-15%) RMS Fund (Service Class/EVVLX)1	5.72%	2.77%	3.34%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$21,745,836
Total number of portfolio holdings as of the end of the reporting period	72
Total advisory fee paid	$49,324
Portfolio turnover rate as of the end of the reporting period	140%

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	8.6%
Vanguard Core Bond Fund, Admiral Shares	8.3%
Vanguard Intermediate-Term Bond ETF	8.3%
iShares CMBS ETF	7.9%
Vanguard Intermediate-Term Corporate Bond ETF	4.9%
iShares 7-10 Year Treasury Bond ETF	4.7%
Vanguard Emerging Markets Bond Fund, Admiral Shares	4.6%
Dodge & Cox Global Bond Fund - Class I	4.3%
iShares Investment Grade Systematic Bond ETF	4.0%
iShares Convertible Bond ETF	3.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Very Conservative (0%-15%) RMS Fund - Service Class | 3

The E-Valuator Conservative (15%-30%) RMS Fund CLASS R4 / EVFCX

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)	$127	1.22%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative (15%-30%) RMS Fund returned +7.38%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.06%. This performance was generated by investing approx. 21% of its assets in stocks with 79% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +-1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.56% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.38% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.06% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Class R4/EVFCX)[1]	7.38%	4.00%	4.68%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,536,837
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$176,540
Portfolio turnover rate as of the end of the reporting period	141%

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Vanguard Intermediate-Term Bond ETF	6.9%
Eaton Vance Total Return Bond ETF	6.9%
Vanguard Core Bond Fund, Admiral Shares	6.7%
iShares CMBS ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	4.2%
Dodge & Cox Global Bond Fund - Class I	3.9%
iShares Investment Grade Systematic Bond ETF	3.8%
Vanguard Intermediate-Term Corporate Bond ETF	3.8%
Eaton Vance Short Duration Income ETF	3.6%
American Funds Emerging Markets Bond Fund - Class F-3	3.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Class R4 | 3

The E-Valuator Conservative (15%-30%) RMS Fund S E R V I C E C L A S S / E V C L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Conservative (15%-30%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)	$87	0.84%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative (15%-30%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 15% to 30% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative (15%-30%) RMS Fund returned +7.74%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +5.20%. This performance was generated by investing approx. 21% of its assets in stocks with 79% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the Bloomberg US Agg Bond Index (an index with 100% invested in fixed income) since this Fund has most of its assets invested in fixed income. The Bloomberg US Agg Bond Index returned +-1.11% with a Standard Deviation of +4.66% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Bond categories. The primary reason these two categories generated the most positive returns was due to the anticipated weakening of the US currency, and domestic interest rates staying relatively high as compared to other currencies. Likewise, Emerging Markets performed well as a result of a weakening US Dollar.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.56% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DODLX | Dodge and Cox Global Bond Fund - Class 1 was responsible for contributing a +.38% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the strength of the foreign fixed income markets due to lowering of their interest rates, weakening of the US dollar, and relatively higher interest rates in the US.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.06% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative (15%-30%) RMS Fund (Service Class/EVCLX)[1]	7.74%	4.41%	5.02%
Bloomberg Aggregate Bond Index	2.88%	-0.45%	1.84%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$49,536,837
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$176,540
Portfolio turnover rate as of the end of the reporting period	141%

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Vanguard Intermediate-Term Bond ETF	6.9%
Eaton Vance Total Return Bond ETF	6.9%
Vanguard Core Bond Fund, Admiral Shares	6.7%
iShares CMBS ETF	6.7%
iShares 7-10 Year Treasury Bond ETF	4.2%
Dodge & Cox Global Bond Fund - Class I	3.9%
iShares Investment Grade Systematic Bond ETF	3.8%
Vanguard Intermediate-Term Corporate Bond ETF	3.8%
Eaton Vance Short Duration Income ETF	3.6%
American Funds Emerging Markets Bond Fund - Class F-3	3.5%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative (15%-30%) RMS Fund - Service Class | 3

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund C L A S S R 4 / E V F T X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)	$130	1.24%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +9.11%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +6.67%. This performance was generated by investing approx. 40% of its assets in stocks with 60% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Large Cap Blend categories. The primary reason these two categories generated the most positively impactful returns was due to the lowering of interest rates on an international basis, weakening of the US dollar, and stimulated foreign equity markets due to lower interest rates.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DGEIX | DFA Global Equity was responsible for contributing a +.34% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and lowering of international interest rates.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Class R4/EVFTX)[1]	9.11%	5.49%	5.76%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,844,728
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$114,934
Portfolio turnover rate as of the end of the reporting period	135%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	5.4%
Vanguard Core Bond Fund, Admiral Shares	5.0%
iShares CMBS ETF	4.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.7%
Dodge & Cox Global Bond Fund - Class I	3.0%
iShares 7-10 Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Corporate Bond ETF	2.9%
iShares Investment Grade Systematic Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Class R4 | 3

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund S E R V I C E C L A S S / E V T T X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2024

This annual shareholder report contains important information about The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)	$89	0.85%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 30% to 50% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Conservative/Moderate (30%-50%) RMS Fund returned +9.46%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +6.72%. This performance was generated by investing approx. 40% of its assets in stocks with 60% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Emerging Market Bond and Global Large Cap Blend categories. The primary reason these two categories generated the most positively impactful returns was due to the lowering of interest rates on an international basis, weakening of the US dollar, and stimulated foreign equity markets due to lower interest rates.

VEGBX | Vanguard Emerging Markets Bond was responsible for contributing a +.52% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and increased value on a variety of commodities.

DGEIX | DFA Global Equity was responsible for contributing a +.34% return to the overall return of this Fund for the year ending September 30, 2025. This performance was influenced by the weakening of the US Dollar’s strength and lowering of international interest rates.

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 1

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (Service Class/EVTTX)[1]	9.46%	5.88%	6.03%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$32,844,728
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$114,934
Portfolio turnover rate as of the end of the reporting period	135%

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 2

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

Eaton Vance Total Return Bond ETF	5.9%
Vanguard Intermediate-Term Bond ETF	5.4%
Vanguard Core Bond Fund, Admiral Shares	5.0%
iShares CMBS ETF	4.9%
Vanguard Emerging Markets Bond Fund, Admiral Shares	3.7%
Dodge & Cox Global Bond Fund - Class I	3.0%
iShares 7-10 Year Treasury Bond ETF	3.0%
Vanguard Intermediate-Term Corporate Bond ETF	2.9%
iShares Investment Grade Systematic Bond ETF	2.7%
iShares 10-20 Year Treasury Bond ETF	2.6%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund - Service Class | 3

The E-Valuator Moderate (50%-70%) RMS Fund C L A S S R 4 / E V F M X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30 , 2025

This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)	$110	1.04%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Moderate (50%-70%) RMS Fund returned +11.55%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.64%. This performance was generated by investing approx. 60% of its assets in stocks with 40% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend and Global Large Cap Growth categories. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of foreign interest rates being lowered, weaker US dollar, and continued performance of the US stock market, as indicated by the S&P 500 Index, a most commonly used domestic large cap stock index. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.53% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.50%) while it posted a return of +15.01% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.44% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.50%) while it posted a return of +17.64% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10 , 000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Class R4/EVFMX)[1]	11.55%	7.33%	7.54%
S&P 500	17.60%	16.47%	15.30%

1	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$154,742,753
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$551,028
Portfolio turnover rate as of the end of the reporting period	130%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.7%
SPDR Global Dow ETF	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.5%
Vanguard Intermediate-Term Bond ETF	3.5%
iShares CMBS ETF	3.3%
Eaton Vance Total Return Bond ETF	3.2%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard S&P 500 ETF	2.7%
Dodge & Cox Global Bond Fund - Class I	2.4%
Vanguard Growth ETF	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Class R4 | 3

The E-Valuator Moderate (50%-70%) RMS Fund S E R V I C E C L A S S / E V M L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Moderate (50%-70%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)	$69	0.65%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Moderate (50%-70%) RMS Fund (Service Class)provides a diversified, asset management service for investors that are seeking to have 50% to 70% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Moderate (50%-70%) RMS Fund returned +11.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +8.61%. This performance was generated by investing approx. 60% of its assets in stocks with 40% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend and Global Large Cap Growth categories. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits this category enjoyed as a result of foreign interest rates being lowered, weaker US dollar, and continued performance of the US stock market, as indicated by the S&P 500 Index, a most commonly used domestic large cap stock index. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.53% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (3.50%) while it posted a return of +15.01% for this fiscal year.

RNPGX | American Funds New Perspective R6, was responsible for contributing a +.44% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (2.50%) while it posted a return of +17.64% for this fiscal year.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.05% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Moderate (50%-70%) RMS Fund (Service Class/EVMLX)[1]	11.99%	7.74%	7.89%
S&P 500	17.60%	16.47%	15.30%

1	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$154,742,753
Total number of portfolio holdings as of the end of the reporting period	75
Total advisory fee paid	$551,028
Portfolio turnover rate as of the end of the reporting period	130%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

New Perspective Fund - Class R-6	3.7%
SPDR Global Dow ETF	3.7%
Vanguard Core Bond Fund, Admiral Shares	3.5%
Vanguard Intermediate-Term Bond ETF	3.5%
iShares CMBS ETF	3.3%
Eaton Vance Total Return Bond ETF	3.2%
Vanguard U.S. Momentum Factor ETF	2.8%
Vanguard S&P 500 ETF	2.7%
Dodge & Cox Global Bond Fund - Class I	2.4%
Vanguard Growth ETF	2.2%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Moderate (50%-70%) RMS Fund - Service Class | 3

The E-Valuator Growth (70%-85%) RMS Fund C L A S S R 4 / E V G R X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)	$104	0.98%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Growth (70%-85%) RMS Fund returned +13.21%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.21%. This performance was generated by investing approx. 79% of its assets in stocks with 21% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of foreign interest rates declining, foreign dividend paying equities performing well, and the US stock market’s continued growth especially in technology stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.70% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (4.65%) while it posted a return of +15.01% for this fiscal year.

TILIX | Nuveen Large Cap Growth Index, was responsible for contributing a +.51% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (2.00%) while it posted a return of +24.49% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Class R4/EVGRX)[1]	13.21%	8.93%	8.97%
S&P 500	17.60%	16.47%	15.30%

1

Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$267,334,156
Total number of portfolio holdings as of the end of the reporting period	73
Total advisory fee paid	$993,657
Portfolio turnover rate as of the end of the reporting period	122%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	5.0%
New Perspective Fund - Class R-6	4.9%
Vanguard U.S. Momentum Factor ETF	3.7%
Vanguard Total World Stock ETF	3.0%
Vanguard Mid-Cap Growth ETF	2.9%
Vanguard Growth ETF	2.8%
Fidelity High Dividend ETF	2.8%
WisdomTree U.S. LargeCap Fund	2.6%
Invesco S&P 100 Equal Weight ETF	2.6%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.6%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 3

The E-Valuator Growth (70%-85%) RMS Fund S E R V I C E C L A S S / E V G L X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30 , 2025

This annual shareholder report contains important information about The E-Valuator Growth (70%-85%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)	$62	0.58%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Growth (70%-85%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 70% to 85% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Growth (70%-85%) RMS Fund returned +13.69%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +10.23%. This performance was generated by investing approx. 79% of its assets in stocks with 21% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Global Large Cap Blend category and Domestic Large Cap Growth category. The primary reason these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of foreign interest rates declining, foreign dividend paying equities performing well, and the US stock market’s continued growth especially in technology stocks. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

DGEIX | DFA Global Equity I, was responsible for contributing a +.70% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (4.65%) while it posted a return of +15.01% for this fiscal year.

TILIX | Nuveen Large Cap Growth Index, was responsible for contributing a +.51% return to the overall return of this Fund for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (2.00%) while it posted a return of +24.49% for this fiscal year.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Growth (70%-85%) RMS Fund (Service Class/EVGLX)[1]	13.69%	9.36%	9.32%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$267,334,156
Total number of portfolio holdings as of the end of the reporting period	73
Total advisory fee paid	$993,657
Portfolio turnover rate as of the end of the reporting period	122%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	5.0%
New Perspective Fund - Class R-6	4.9%
Vanguard U.S. Momentum Factor ETF	3.7%
Vanguard Total World Stock ETF	3.0%
Vanguard Mid-Cap Growth ETF	2.9%
Vanguard Growth ETF	2.8%
Fidelity High Dividend ETF	2.8%
WisdomTree U.S. LargeCap Fund	2.6%
Invesco S&P 100 Equal Weight ETF	2.6%
DFA U.S. Vector Equity Portfolio - Class Institutional	2.6%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Growth (70%-85%) RMS Fund - Service Class | 3

The E-Valuator Aggressive Growth (85%-99%) RMS Fund C L A S S R 4 / E V F G X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30, 2025

This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

This report describes changes to the Fund that occurred during the reporting period.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)	$104	0.97%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4) provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the "RMS" in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +14.62%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.67%. This performance was generated by investing approx. 91% of its assets in stocks with 9% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Commodities - Silver category and Global Large Cap Blend category. The primary reasons these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of a weakening US dollar, lowering of foreign interest rates, and inflationary concerns. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

SIVR | The Aberdeen Physical Silver Shares ETF, was responsible for contributing a +.92% to the overall return of this Fund's return for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (1.90%) while it posted a return of +48.15% for this fiscal year.

DGEIX | DFA Global Equity I, was responsible for contributing a +.75% to the overall return of this Fund's return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.00%) while it posted a return of +15.01% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture "consumer staples" such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.02% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Class R4/EVFGX)[1]	14.62%	10.31%	9.62%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from 2-29-12 through 5-26-16, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to 5-26-16, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$224,845,330
Total number of portfolio holdings as of the end of the reporting period	66
Total advisory fee paid	$778,031
Portfolio turnover rate as of the end of the reporting period	133%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	6.3%
New Perspective Fund - Class R-6	6.1%
Vanguard Mid-Cap Growth ETF	3.8%
Vanguard Total World Stock ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.2%
Invesco Dorsey Wright Developed Markets Momentum ETF	3.2%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.2%
Dimensional Global Equity Portfolio - Class Institutional	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard S&P 500 ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Class R4 | 3

The E-Valuator Aggressive Growth (85%-99%) RMS Fund S E R V I C E C L A S S / E V A G X

ANNUAL SHAREHOLDER REPORT | SEPTEMBER 30 , 2025

This annual shareholder report contains important information about The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Fund Expenses

(Based on a hypothetical $10,000 investment)

Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)	$62	0.58%

Management’s Discussion of Fund Performance

SUMMARY OF RESULTS

The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class) provides a diversified, asset management service for investors that are seeking to have 85% to 99% of their assets invested in stocks. Any amount that is not invested in stocks would be invested in fixed income investments (primarily bonds and money market). This investment is a Risk Managed Strategy as indicated by the “RMS” in the naming convention. As an RMS fund, this investment seeks to maximize performance while taking into consideration potential volatility (risk) as it pertains to current and future asset allocation.

For the fiscal year ending September 30, 2025, the E-Valuator Aggressive Growth (85%-99%) RMS Fund returned +14.99%. Likewise, the volatility as measured by Standard Deviation for this investment over the same time period was +11.75%. This performance was generated by investing approx. 91% of its assets in stocks with 9% invested in fixed income. Regarding Standard Deviation, typically a higher Standard Deviation is an indication for greater volatility (risk). For comparative purposes, it is common to use the S&P 500 Index (an index with 100% invested in stocks) since this Fund has more of its assets invested in stocks than fixed income. The S&P 500 returned +16.07% with a Standard Deviation of +12.61% for the year ending September 30, 2025.

TOP PERFORMANCE CONTRIBUTORS

Best Performing Holdings | The best performing underlying holdings for this Fund for the year ending September 30, 2025, came from the Commodities - Silver category and Global Large Cap Blend category. The primary reasons these categories generated the most positively impactful returns was due to the asset allocation percentage being larger and the benefits these categories enjoyed as a result of a weakening US dollar, lowering of foreign interest rates, and inflationary concerns. A Global manager can invest inside and/or outside the United States, thereby allowing them the flexibility to participate on a domestic and foreign basis, whereby Domestic is investing exclusively inside the United States and Foreign is investing exclusively outside the United States.

SIVR | The Aberdeen Physical Silver Shares ETF, was responsible for contributing a +.92% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the allocation percentage into this investment (1.90%) while it posted a return of +48.15% for this fiscal year.

DGEIX | DFA Global Equity I, was responsible for contributing a +.75% to the overall return of this Fund’s return for the year ending September 30, 2025. This performance was primarily driven by the relatively larger allocation percentage into this investment (5.00%) while it posted a return of +15.01% for this fiscal year.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 1

TOP PERFORMANCE DETRACTORS

Lowest Performing Holdings | The underlying holdings with the lowest performance for the year ending September 30, 2025 came from small allocations into the Long Government bonds area as well as Consumer Defensive stocks. Consumer Defensive pertains to companies that manufacture “consumer staples” such as toothpaste, toilet paper, tissues, shampoo, soap, etc. There are 2 reasons for this low performance. Long Government bonds had low performance due to U.S. interest rates not lowering as fast as anticipated. Consumer Defensive stocks had low performance due to domestic equity markets staying stronger in the latter half of the fiscal year than expected.

TLH | iShares 10-20 Year Treasury Bond ETF was responsible for contributing a -.01% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of -1.80% for the fiscal year.

VDC | Vanguard Consumer Staples was responsible for contributing a +.02% return for the year ending September 30, 2025. This performance was primarily the result of a very small allocation percentage into this category, along with the investment posting an actual return of +0.08% for the fiscal year.

Fund Performance

The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

GROWTH OF $ 10,000

AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
The E-Valuator Aggressive Growth (85%-99%) RMS Fund (Service Class/EVAGX)[1]	14.99%	10.75%	9.99%
S&P 500	17.60%	16.47%	15.30%

[1]	Performance history. (1) The quoted performance data of this Fund includes past performance as a collective fund from February 29, 2012 through May 26, 2016, before the registration statement became effective; (2) This Fund was not registered under the 1940 Act prior to May 26, 2016, therefore it was not subject to certain investment restrictions that are imposed by the Act; and (3) if this Fund had been registered under the 1940 Act, the performance history may have been adversely affected. The performance of the collective investment fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the collective investment fund had been restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown. Please refer to the Performance History section of the prospectus for more detailed information.

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Visit www.evaluatorfunds.com for the most recent performance information.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 2

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$224,845,330
Total number of portfolio holdings as of the end of the reporting period	66
Total advisory fee paid	$778,031
Portfolio turnover rate as of the end of the reporting period	133%

Graphical Representation of Holdings

The tables below show the investment makeup of the Fund, representing the percentage of the total investments of the Fund, as of the end of the reporting period.

TOP TEN HOLDINGS		ASSET ALLOCATION	FUND ASSET FOCUS

SPDR Global Dow ETF	6.3%
New Perspective Fund - Class R-6	6.1%
Vanguard Mid-Cap Growth ETF	3.8%
Vanguard Total World Stock ETF	3.2%
Vanguard U.S. Momentum Factor ETF	3.2%
Invesco Dorsey Wright Developed Markets Momentum ETF	3.2%
DFA U.S. Vector Equity Portfolio - Class Institutional	3.2%
Dimensional Global Equity Portfolio - Class Institutional	3.1%
WisdomTree U.S. Value Fund	2.9%
Vanguard S&P 500 ETF	2.8%

Availability of Additional Information

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at www.evaluatorfunds.com/resources. You can also request this information by contacting us at 888-507-2798.

Householding

In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communication to shareholders with the same residential address, provided they have the same last name, or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 888-507-2798 and we will begin sending you separate copies of these materials within 30 days after receiving your request.

The E-Valuator Aggressive Growth (85%-99%) RMS Fund - Service Class | 3

(b)	There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The Code of Ethics for the Principal Executive and Principal Financial officer is incorporated as an Exhibit.

(b)	Not Used.

(c)	As of the end of the period covered by the report, with respect to the Registrant’s Code that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the Code definition enumerated in paragraph (b) of this Item 2.

(d)	The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	See attached Exhibit (a)(1).

Item 3. Audit Committee Financial Expert.

(a)	The Board of Trustees of the Registrant has determined that Gerald Dillenburg, a member of the Board’s audit committee, qualifies as an “audit committee financial expert” as that term is defined in Item 3 of Form N-CSR. Mr. Dillenburg is “independent” as that term is defined in Item 3 of Form N-CSR.

1
ANNUAL REPORT

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows.

Registrant
FY 2024	$78,750
FY 2025	$84,250

(b) Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

Registrant
FY 2024	$-
FY 2025	$-
Nature of the fees:	N/A

(c) Tax Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning are as follows. The services comprising the fees disclosed under this category are tax compliance monitoring and tax filing preparation.

Registrant
FY 2024	$18,900
FY 2025	$20,200
Nature of the fees:	Tax Services

(d) All Other Fees. No fees were billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures

The Audit Committee has adopted pre-approval policies and procedures that require the Audit Committee to pre-approve all audit and non-audit services of the Registrant, including services provided to the Registrant’s investment adviser or any entity controlling, controlled by or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant with respect to any engagement that directly relates to the operations and financial reporting of the Registrant.

(2) Percentages of Services Approved by the Audit Committee

Registrant
Audit-Related Fees	0.00%
Tax Fees:	0.00%
All Other Fees:	0.00%

2
ANNUAL REPORT

(f) None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant
FY 2024	$-
FY 2025	$-

(h) The Registrant’s auditor did not provide any non-audit services to the Registrant’s investment adviser or any entity controlling, controlled by, or controlled with the Registrant’s investment adviser that provides ongoing services to the Registrant.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 7 of this Form N-CSR.

(b)	Not applicable.

3
ANNUAL REPORT

Item 7. Financial Statements and Other Information

(a) Copy of the most recent financial statements

4
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 68.8%
	AGGREGATE BOND — 23.3%
14,903	Eaton Vance Short Duration Income ETF	$766,089
36,438	Eaton Vance Total Return Bond ETF	1,874,735
2,153	PGIM Ultra Short Bond ETF	107,284
23,508	UVA Unconstrained Medium-Term Fixed Income ETF	526,349
22,947	Vanguard Intermediate-Term Bond ETF	1,791,931
		5,066,388
	BROAD MARKET — 0.5%
456	JPMorgan U.S. Momentum Factor ETF	30,963
379	Vanguard U.S. Momentum Factor ETF	72,615
		103,578
	CONSUMER STAPLES — 0.3%
398	Consumer Staples Select Sector SPDR Fund	31,191
146	Vanguard Consumer Staples ETF	31,205
		62,396
	CONVERTIBLE — 3.8%
8,225	iShares Convertible Bond ETF	822,911

	CORPORATE — 17.8%
12,229	iShares High Yield Systematic Bond ETF	585,097
19,100	iShares Investment Grade Systematic Bond ETF	879,459
19,698	SPDR Bloomberg International Corporate Bond ETF	636,048
4,201	VanEck IG Floating Rate ETF	107,420
12,726	Vanguard Intermediate-Term Corporate Bond ETF	1,070,384
13,224	Xtrackers Short Duration High Yield Bond ETF	600,700
		3,879,108
	EMERGING MARKETS — 0.2%
1,051	Schwab Fundamental Emerging Markets Equity ETF	38,004

	ENERGY — 0.0%
105	Global X Uranium ETF	5,005

	GLOBAL — 0.8%
1,449	Affinity World Leaders Equity ETF	53,707
327	SPDR Global Dow ETF	52,894
415	Vanguard Total World Stock ETF	57,187
		163,788
	GOVERNMENT — 8.3%
7,716	iShares 10-20 Year Treasury Bond ETF	794,671
10,577	iShares 7-10 Year Treasury Bond ETF	1,020,257
		1,814,928

5
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 1.0%
4,514	Pacer Aristotle Pacific Floating Rate High Income ETF	$213,919

	INTERNATIONAL — 0.5%
787	Invesco Dorsey Wright Developed Markets Momentum ETF	37,520
526	Invesco S&P International Developed Momentum ETF	28,399
477	iShares International Small-Cap Equity Factor ETF	19,617
550	iShares MSCI Intl Value Factor ETF	19,514
		105,050
	LARGE-CAP — 2.6%
1,290	Fidelity High Dividend ETF	71,866
629	Invesco S&P 100 Equal Weight ETF	72,134
1,072	Schwab Fundamental U.S. Large Co. ETF	28,193
180	Vanguard Growth ETF	86,330
127	Vanguard Mega Cap ETF	30,999
166	Vanguard Mega Cap Growth ETF	66,802
108	Vanguard S&P 500 ETF	66,137
1,050	WisdomTree U.S. LargeCap Fund	72,387
778	WisdomTree U.S. Value Fund	70,806
		565,654
	MID-CAP — 1.2%
1,017	Fidelity Small-Mid Multifactor ETF	44,758
490	Janus Henderson Small/Mid Cap Growth Alpha ETF	40,971
456	Vanguard Mid-Cap Growth ETF	133,968
499	VictoryShares U.S. Small Mid Cap Value Momentum ETF	45,188
		264,885
	MORTGAGE BACKED — 7.9%
34,859	iShares CMBS ETF	1,710,531

	OECD COUNTRIES — 0.0%
310	Fidelity Enhanced International ETF	10,937

	PRECIOUS METALS — 0.1%
219	abrdn Physical Silver Shares ETF*	9,741
126	iShares Gold Trust*	9,169
		18,910
	SMALL-CAP — 0.4%
177	Vanguard Small-Cap ETF	45,007
159	Vanguard Small-Cap Growth ETF	47,322
		92,329
	TECHNOLOGY — 0.0%
3	Vanguard Information Technology ETF	2,240

6
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC — 0.1%
47	Global X Artificial Intelligence & Technology ETF	$2,321
155	Global X U.S. Electrification ETF	4,576
138	Global X U.S. Infrastructure Development ETF	6,573
		13,470
	Total Exchange-Traded Funds
	(Cost $14,494,219)	14,954,031

	MUTUAL FUNDS — 29.1%
	AGGREGATE BOND — 10.2%
35,884	Allspring Core Plus Bond Fund - Class R6	408,365
99,232	Vanguard Core Bond Fund, Admiral Shares	1,808,004
		2,216,369
	AGGREGATE BOND SHORT — 0.5%
11,650	Victory Short-Term Bond Fund - Class R6	106,946

	BLEND BROAD MARKET — 0.3%
2,447	DFA U.S. Vector Equity Portfolio - Class Institutional	73,487

	BLEND LARGE CAP — 0.2%
844	DFA U.S. Large Co. Portfolio - Class Institutional	37,430

	BLEND MID CAP — 0.3%
1,652	Vanguard Strategic Equity Fund - Class Investor	67,105

	EMERGING MARKET STOCK — 0.1%
237	New World Fund, Inc. - Class F-3	22,539

	EMERGING MARKETS BOND — 8.0%
89,928	American Funds Emerging Markets Bond Fund - Class F-3	729,314
41,029	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,002,754
		1,732,068
	FOREIGN AGGREGATE BOND — 4.3%
81,860	Dodge & Cox Global Bond Fund - Class I	924,198

	FOREIGN BLEND — 0.2%
1,060	Dimensional Global Equity Portfolio - Class Institutional	41,555

	FOREIGN GROWTH — 0.1%
964	Vanguard International Explorer Fund - Class Investor	19,938

	FOREIGN VALUE — 0.2%
663	DFA International Small Cap Value Portfolio - Class Institutional	20,063

7
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE (Continued)
983	DFA International Value Portfolio - Class Institutional	$26,439
		46,502
	GENERAL CORPORATE BOND — 1.0%
22,669	T Rowe Price Institutional Floating Rate Fund - Class Institutional	213,997

	GROWTH BROAD MARKET — 0.4%
1,286	New Perspective Fund - Class R-6	94,857

	GROWTH LARGE CAP — 0.3%
936	Nuveen Large Cap Growth Index Fund - Class R6	73,455

	HIGH YIELD BOND — 2.8%
61,333	American High-Income Trust - Class F-3	610,266

	VALUE MID CAP — 0.2%
1,407	DFA U.S. Targeted Value Portfolio - Class Institutional	50,761

	Total Mutual Funds
	(Cost $6,122,811)	6,331,473
	MONEY MARKET FUNDS — 2.0%
22,522	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	22,522
420,656	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	420,656
	Money Market Funds
	(Cost $443,178)	443,178

	TOTAL INVESTMENTS — 99.9%
	(Cost $21,060,208)	21,728,682

	Other Assets in Excess of Liabilities — 0.1%	17,154
	TOTAL NET ASSETS — 100.0%	$21,745,836

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

8
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 70.1%
	AGGREGATE BOND — 18.8%
34,503	Eaton Vance Short Duration Income ETF	$1,773,627
66,583	Eaton Vance Total Return Bond ETF	3,425,695
30,411	UVA Unconstrained Medium-Term Fixed Income ETF	680,908
43,877	Vanguard Intermediate-Term Bond ETF	3,426,355
		9,306,585
	BROAD MARKET — 1.6%
3,061	JPMorgan U.S. Momentum Factor ETF	207,850
3,046	Vanguard U.S. Momentum Factor ETF	583,600
		791,450
	CONSUMER STAPLES — 0.7%
2,129	Consumer Staples Select Sector SPDR Fund	166,850
782	Vanguard Consumer Staples ETF	167,137
		333,987
	CONVERTIBLE — 3.2%
15,762	iShares Convertible Bond ETF	1,576,988

	CORPORATE — 14.7%
24,038	iShares High Yield Systematic Bond ETF	1,150,098
40,620	iShares Investment Grade Systematic Bond ETF	1,870,348
31,600	SPDR Bloomberg International Corporate Bond ETF	1,020,364
9,639	VanEck IG Floating Rate ETF	246,469
22,193	Vanguard Intermediate-Term Corporate Bond ETF	1,866,653
25,249	Xtrackers Short Duration High Yield Bond ETF	1,146,936
		7,300,868
	EMERGING MARKETS — 0.7%
4,003	iShares Emerging Markets Equity Factor ETF	226,490
2,836	Schwab Fundamental Emerging Markets Equity ETF	102,550
		329,040
	ENERGY — 0.1%
965	Global X Uranium ETF	46,002

	GLOBAL — 2.3%
1,427	Affinity World Leaders Equity ETF	52,892
3,878	SPDR Global Dow ETF	627,283
3,183	Vanguard Total World Stock ETF	438,617
		1,118,792
	GOVERNMENT — 7.7%
16,748	iShares 10-20 Year Treasury Bond ETF	1,724,877
21,533	iShares 7-10 Year Treasury Bond ETF	2,077,073
		3,801,950

9
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 0.5%
5,178	Pacer Aristotle Pacific Floating Rate High Income ETF	$245,385

	INTERNATIONAL — 1.4%
5,870	Invesco Dorsey Wright Developed Markets Momentum ETF	279,852
3,712	Invesco S&P International Developed Momentum ETF	200,411
1,946	iShares International Small-Cap Equity Factor ETF	80,029
4,066	iShares MSCI Intl Value Factor ETF	144,262
		704,554
	LARGE-CAP — 6.8%
7,357	Fidelity High Dividend ETF	409,859
3,456	Invesco S&P 100 Equal Weight ETF	396,334
7,772	Schwab Fundamental U.S. Large Co. ETF	204,404
893	Vanguard Growth ETF	428,292
1,016	Vanguard Mega Cap ETF	247,995
1,131	Vanguard Mega Cap Growth ETF	455,137
645	Vanguard S&P 500 ETF	394,985
5,915	WisdomTree U.S. LargeCap Fund	407,780
4,542	WisdomTree U.S. Value Fund	413,367
		3,358,153
	MID-CAP — 3.1%
6,000	Fidelity Small-Mid Multifactor ETF	264,060
1,486	iShares Russell Mid-Cap Growth ETF	211,621
2,367	Janus Henderson Small/Mid Cap Growth Alpha ETF	197,914
2,051	Vanguard Mid-Cap Growth ETF	602,563
2,781	VictoryShares U.S. Small Mid Cap Value Momentum ETF	251,840
		1,527,998
	MORTGAGE BACKED — 6.7%
67,689	iShares CMBS ETF	3,321,499

	OECD COUNTRIES — 0.1%
2,136	Fidelity Enhanced International ETF	75,358

	PRECIOUS METALS — 0.3%
1,763	abrdn Physical Silver Shares ETF*	78,418
870	iShares Gold Trust*	63,310
		141,728
	SMALL-CAP — 1.2%
1,882	Invesco S&P SmallCap Momentum ETF	138,459
1,104	Vanguard Small-Cap ETF	280,725
599	Vanguard Small-Cap Growth ETF	178,274
		597,458

10
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 0.0%
28	Vanguard Information Technology ETF	$20,906

	THEMATIC — 0.2%
542	Global X Artificial Intelligence & Technology ETF	26,769
1,428	Global X U.S. Electrification ETF	42,155
953	Global X U.S. Infrastructure Development ETF	45,391
		114,315
	Total Exchange-Traded Funds
	(Cost $33,052,279)	34,713,016

	MUTUAL FUNDS — 28.7%
	AGGREGATE BOND — 8.8%
89,746	Allspring Core Plus Bond Fund - Class R6	1,021,313
183,519	Vanguard Core Bond Fund, Admiral Shares	3,343,721
		4,365,034
	AGGREGATE BOND SHORT — 0.5%
26,800	Victory Short-Term Bond Fund - Class R6	246,026

	BLEND BROAD MARKET — 0.9%
14,170	DFA U.S. Vector Equity Portfolio - Class Institutional	425,527

	BLEND LARGE CAP — 0.3%
3,180	DFA U.S. Large Co. Portfolio - Class Institutional	141,105

	BLEND MID CAP — 0.5%
5,877	Vanguard Strategic Equity Fund - Class Investor	238,797

	EMERGING MARKET STOCK — 0.2%
1,086	New World Fund, Inc. - Class F-3	103,169

	EMERGING MARKETS BOND — 6.7%
213,447	American Funds Emerging Markets Bond Fund - Class F-3	1,731,051
64,613	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,579,140
		3,310,191
	FOREIGN AGGREGATE BOND — 3.9%
172,379	Dodge & Cox Global Bond Fund - Class I	1,946,164

	FOREIGN BLEND — 0.5%
2,456	DFA International Small Co. Portfolio - Class Institutional	61,098
5,120	Dimensional Global Equity Portfolio - Class Institutional	200,749
		261,847

11
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.3%
6,610	Vanguard International Explorer Fund - Class Investor	$136,764

	FOREIGN VALUE — 0.6%
5,260	DFA International Small Cap Value Portfolio - Class Institutional	159,119
5,611	DFA International Value Portfolio - Class Institutional	150,881
		310,000
	GENERAL CORPORATE BOND — 0.5%
26,008	T Rowe Price Institutional Floating Rate Fund - Class Institutional	245,514

	GROWTH BROAD MARKET — 1.2%
8,426	New Perspective Fund - Class R-6	621,422

	GROWTH LARGE CAP — 0.9%
5,602	Nuveen Large Cap Growth Index Fund - Class R6	439,719

	HIGH YIELD BOND — 2.3%
115,054	American High-Income Trust - Class F-3	1,144,788

	VALUE MID CAP — 0.6%
8,344	DFA U.S. Targeted Value Portfolio - Class Institutional	301,039

	Total Mutual Funds
	(Cost $13,563,733)	14,237,106
	MONEY MARKET FUNDS — 1.2%
124,078	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	124,078
456,555	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	456,555
	Money Market Funds
	(Cost $580,633)	580,633

	TOTAL INVESTMENTS — 100.0%
	(Cost $47,196,645)	49,530,755

	Other Assets in Excess of Liabilities — 0.0%	6,082
	TOTAL NET ASSETS — 100.0%	$49,536,837

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

12
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 70.1%
	AGGREGATE BOND — 13.8%
9,432	Eaton Vance Short Duration Income ETF	$484,852
37,516	Eaton Vance Total Return Bond ETF	1,930,198
16,196	UVA Unconstrained Medium-Term Fixed Income ETF	362,632
22,661	Vanguard Intermediate-Term Bond ETF	1,769,597
		4,547,279
	BROAD MARKET — 2.4%
1,963	JPMorgan U.S. Momentum Factor ETF	133,293
3,360	Vanguard U.S. Momentum Factor ETF	643,761
		777,054
	CONSUMER STAPLES — 0.9%
1,798	Consumer Staples Select Sector SPDR Fund	140,909
661	Vanguard Consumer Staples ETF	141,276
		282,185
	CONVERTIBLE — 2.4%
7,767	iShares Convertible Bond ETF	777,088

	CORPORATE — 11.0%
11,664	iShares High Yield Systematic Bond ETF	558,064
18,972	iShares Investment Grade Systematic Bond ETF	873,566
15,625	SPDR Bloomberg International Corporate Bond ETF	504,531
6,336	VanEck IG Floating Rate ETF	162,012
11,517	Vanguard Intermediate-Term Corporate Bond ETF	968,695
12,252	Xtrackers Short Duration High Yield Bond ETF	556,547
		3,623,415
	EMERGING MARKETS — 1.3%
5,382	iShares Emerging Markets Equity Factor ETF	304,514
3,822	Schwab Fundamental Emerging Markets Equity ETF	138,203
		442,717
	ENERGY — 0.2%
1,347	Global X Uranium ETF	64,212

	GLOBAL — 3.9%
963	Affinity World Leaders Equity ETF	35,694
5,078	SPDR Global Dow ETF	821,388
2,998	Vanguard Total World Stock ETF	413,124
		1,270,206
	GOVERNMENT — 5.6%
8,191	iShares 10-20 Year Treasury Bond ETF	843,591
10,221	iShares 7-10 Year Treasury Bond ETF	985,918
		1,829,509

13
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 0.7%
5,051	Pacer Aristotle Pacific Floating Rate High Income ETF	$239,367

	INTERNATIONAL — 2.6%
6,987	Invesco Dorsey Wright Developed Markets Momentum ETF	333,105
4,478	Invesco S&P International Developed Momentum ETF	241,767
2,158	iShares International Small-Cap Equity Factor ETF	88,748
5,214	iShares MSCI Intl Value Factor ETF	184,993
		848,613
	LARGE-CAP — 11.0%
7,370	Fidelity High Dividend ETF	410,583
3,568	Invesco S&P 100 Equal Weight ETF	409,178
9,743	Schwab Fundamental U.S. Large Co. ETF	256,241
1,053	Vanguard Growth ETF	505,029
711	Vanguard Mega Cap ETF	173,548
1,002	Vanguard Mega Cap Growth ETF	403,225
1,040	Vanguard S&P 500 ETF	636,875
5,519	WisdomTree U.S. LargeCap Fund	380,480
4,810	WisdomTree U.S. Value Fund	437,758
		3,612,917
	MID-CAP — 5.6%
10,664	Fidelity Small-Mid Multifactor ETF	469,322
2,090	iShares Russell Mid-Cap Growth ETF	297,637
2,722	Janus Henderson Small/Mid Cap Growth Alpha ETF	227,597
1,854	Vanguard Mid-Cap Growth ETF	544,687
3,333	VictoryShares U.S. Small Mid Cap Value Momentum ETF	301,827
		1,841,070
	MORTGAGE BACKED — 4.9%
32,862	iShares CMBS ETF	1,612,538

	OECD COUNTRIES — 0.3%
2,816	Fidelity Enhanced International ETF	99,348

	PRECIOUS METALS — 0.6%
2,565	abrdn Physical Silver Shares ETF*	114,091
1,239	iShares Gold Trust*	90,162
		204,253
	SMALL-CAP — 2.3%
3,092	Invesco S&P SmallCap Momentum ETF	227,478
1,027	Vanguard Small-Cap ETF	261,146
874	Vanguard Small-Cap Growth ETF	260,120
		748,744

14
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 0.1%
41	Vanguard Information Technology ETF	$30,612

	THEMATIC — 0.5%
712	Global X Artificial Intelligence & Technology ETF	35,166
1,995	Global X U.S. Electrification ETF	58,892
1,321	Global X U.S. Infrastructure Development ETF	62,919
		156,977
	Total Exchange-Traded Funds
	(Cost $21,585,651)	23,008,104

	MUTUAL FUNDS — 28.6%
	AGGREGATE BOND — 5.7%
20,827	Allspring Core Plus Bond Fund - Class R6	237,008
89,083	Vanguard Core Bond Fund, Admiral Shares	1,623,088
		1,860,096
	AGGREGATE BOND SHORT — 0.7%
26,457	Victory Short-Term Bond Fund - Class R6	242,874

	BLEND BROAD MARKET — 1.5%
15,970	DFA U.S. Vector Equity Portfolio - Class Institutional	479,584

	BLEND LARGE CAP — 0.5%
3,883	DFA U.S. Large Co. Portfolio - Class Institutional	172,298

	BLEND MID CAP — 0.8%
6,777	Vanguard Strategic Equity Fund - Class Investor	275,354

	EMERGING MARKET STOCK — 0.4%
1,426	New World Fund, Inc. - Class F-3	135,462

	EMERGING MARKETS BOND — 5.0%
53,188	American Funds Emerging Markets Bond Fund - Class F-3	431,359
50,327	Vanguard Emerging Markets Bond Fund, Admiral Shares	1,229,992
		1,661,351
	FOREIGN AGGREGATE BOND — 3.0%
88,219	Dodge & Cox Global Bond Fund - Class I	995,995

	FOREIGN BLEND — 1.5%
4,013	DFA International Small Co. Portfolio - Class Institutional	99,856
9,679	Dimensional Global Equity Portfolio - Class Institutional	379,507
		479,363

15
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.6%
8,994	Vanguard International Explorer Fund - Class Investor	$186,090

	FOREIGN VALUE — 1.2%
6,321	DFA International Small Cap Value Portfolio - Class Institutional	191,223
7,132	DFA International Value Portfolio - Class Institutional	191,771
		382,994
	GENERAL CORPORATE BOND — 0.7%
25,564	T Rowe Price Institutional Floating Rate Fund - Class Institutional	241,326

	GROWTH BROAD MARKET — 2.4%
10,537	New Perspective Fund - Class R-6	777,109

	GROWTH LARGE CAP — 1.3%
5,355	Nuveen Large Cap Growth Index Fund - Class R6	420,295

	HIGH YIELD BOND — 1.8%
58,732	American High-Income Trust - Class F-3	584,383

	VALUE MID CAP — 1.5%
13,754	DFA U.S. Targeted Value Portfolio - Class Institutional	496,253
	Total Mutual Funds
	(Cost $8,799,385)	9,390,827
	MONEY MARKET FUNDS — 1.3%
33,025	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	33,025
401,020	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	401,020
	Money Market Funds
	(Cost $434,045)	434,045

	TOTAL INVESTMENTS — 100.0%
	(Cost $30,819,081)	32,832,976

	Other Assets in Excess of Liabilities — 0.0%	11,752
	TOTAL NET ASSETS — 100.0%	$32,844,728

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

16
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 71.3%
	AGGREGATE BOND — 8.4%
29,597	Eaton Vance Short Duration Income ETF	$1,521,434
97,534	Eaton Vance Total Return Bond ETF	5,018,124
51,731	UVA Unconstrained Medium-Term Fixed Income ETF	1,158,267
68,362	Vanguard Intermediate-Term Bond ETF	5,338,389
		13,036,214
	BROAD MARKET — 3.4%
13,919	JPMorgan U.S. Momentum Factor ETF	945,139
22,391	Vanguard U.S. Momentum Factor ETF	4,290,015
		5,235,154
	CONSUMER STAPLES — 1.3%
12,283	Consumer Staples Select Sector SPDR Fund	962,619
4,514	Vanguard Consumer Staples ETF	964,777
		1,927,396
	CONVERTIBLE — 1.5%
23,844	iShares Convertible Bond ETF	2,385,592

	CORPORATE — 6.9%
36,223	iShares High Yield Systematic Bond ETF	1,733,089
61,447	iShares Investment Grade Systematic Bond ETF	2,829,327
23,603	SPDR Bloomberg International Corporate Bond ETF	762,141
29,772	VanEck IG Floating Rate ETF	761,270
33,572	Vanguard Intermediate-Term Corporate Bond ETF	2,823,741
38,049	Xtrackers Short Duration High Yield Bond ETF	1,728,376
		10,637,944
	EMERGING MARKETS — 2.1%
36,185	iShares Emerging Markets Equity Factor ETF	2,047,347
30,847	Schwab Fundamental Emerging Markets Equity ETF	1,115,428
		3,162,775
	ENERGY — 0.3%
10,868	Global X Uranium ETF	518,078

	GLOBAL — 5.9%
15,068	Affinity World Leaders Equity ETF	558,496
35,182	SPDR Global Dow ETF	5,690,836
21,371	Vanguard Total World Stock ETF	2,944,924
		9,194,256
	GOVERNMENT — 3.6%
25,129	iShares 10-20 Year Treasury Bond ETF	2,588,036
31,486	iShares 7-10 Year Treasury Bond ETF	3,037,139
		5,625,175

17
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 0.5%
15,447	Pacer Aristotle Pacific Floating Rate High Income ETF	$732,033

	INTERNATIONAL — 4.7%
56,463	Invesco Dorsey Wright Developed Markets Momentum ETF	2,691,874
43,831	Invesco S&P International Developed Momentum ETF	2,366,436
16,626	iShares International Small-Cap Equity Factor ETF	683,744
44,438	iShares MSCI Intl Value Factor ETF	1,576,660
		7,318,714
	LARGE-CAP — 16.9%
58,268	Fidelity High Dividend ETF	3,246,110
27,587	Invesco S&P 100 Equal Weight ETF	3,163,677
32,645	Schwab Fundamental U.S. Large Co. ETF	858,564
7,264	Vanguard Growth ETF	3,483,887
6,470	Vanguard Mega Cap ETF	1,579,262
7,894	Vanguard Mega Cap Growth ETF	3,176,704
6,910	Vanguard S&P 500 ETF	4,231,546
47,647	WisdomTree U.S. LargeCap Fund	3,284,784
35,026	WisdomTree U.S. Value Fund	3,187,716
		26,212,250
	MID-CAP — 7.5%
47,646	Fidelity Small-Mid Multifactor ETF	2,096,901
16,325	iShares Russell Mid-Cap Growth ETF	2,324,843
18,386	Janus Henderson Small/Mid Cap Growth Alpha ETF	1,537,323
11,728	Vanguard Mid-Cap Growth ETF	3,445,569
23,461	VictoryShares U.S. Small Mid Cap Value Momentum ETF	2,124,560
		11,529,196
	MORTGAGE BACKED — 3.3%
104,386	iShares CMBS ETF	5,122,221

	OECD COUNTRIES — 0.3%
11,232	Fidelity Enhanced International ETF	396,265

	PRECIOUS METALS — 1.1%
20,734	abrdn Physical Silver Shares ETF*	922,248
9,917	iShares Gold Trust*	721,660
		1,643,908
	SMALL-CAP — 2.6%
10,022	Invesco S&P SmallCap Momentum ETF	737,318
7,074	Vanguard Small-Cap ETF	1,798,777
5,166	Vanguard Small-Cap Growth ETF	1,537,505
		4,073,600

18
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 0.2%
328	Vanguard Information Technology ETF	$244,895

	THEMATIC — 0.8%
6,060	Global X Artificial Intelligence & Technology ETF	299,304
16,089	Global X U.S. Electrification ETF	474,947
10,853	Global X U.S. Infrastructure Development ETF	516,928
		1,291,179
	Total Exchange-Traded Funds
	(Cost $100,834,459)	110,286,845

	MUTUAL FUNDS — 28.5%
	AGGREGATE BOND — 4.2%
102,304	Allspring Core Plus Bond Fund - Class R6	1,164,223
293,503	Vanguard Core Bond Fund, Admiral Shares	5,347,628
		6,511,851
	AGGREGATE BOND SHORT — 0.5%
82,991	Victory Short-Term Bond Fund - Class R6	761,861

	BLEND BROAD MARKET — 2.1%
105,511	DFA U.S. Vector Equity Portfolio - Class Institutional	3,168,494

	BLEND LARGE CAP — 0.8%
28,283	DFA U.S. Large Co. Portfolio - Class Institutional	1,254,920

	BLEND MID CAP — 1.2%
45,622	Vanguard Strategic Equity Fund - Class Investor	1,853,636

	EMERGING MARKET STOCK — 0.7%
11,737	New World Fund, Inc. - Class F-3	1,115,093

	EMERGING MARKETS BOND — 3.2%
210,475	American Funds Emerging Markets Bond Fund - Class F-3	1,706,953
135,076	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,301,245
		5,008,198
	FOREIGN AGGREGATE BOND — 2.4%
335,167	Dodge & Cox Global Bond Fund - Class I	3,784,034

	FOREIGN BLEND — 2.3%
27,868	DFA International Small Co. Portfolio - Class Institutional	693,350
72,439	Dimensional Global Equity Portfolio - Class Institutional	2,840,315
		3,533,665

19
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN GROWTH — 0.9%
63,779	Vanguard International Explorer Fund - Class Investor	$1,319,579

	FOREIGN VALUE — 1.7%
44,842	DFA International Small Cap Value Portfolio - Class Institutional	1,356,469
49,414	DFA International Value Portfolio - Class Institutional	1,328,751
		2,685,220
	GENERAL CORPORATE BOND — 0.2%
40,406	T Rowe Price Institutional Floating Rate Fund - Class Institutional	381,433

	GROWTH BROAD MARKET — 3.7%
77,269	New Perspective Fund - Class R-6	5,698,581

	GROWTH LARGE CAP — 2.1%
40,482	Nuveen Large Cap Growth Index Fund - Class R6	3,177,464

	HIGH YIELD BOND — 1.1%
174,887	American High-Income Trust - Class F-3	1,740,123

	VALUE MID CAP — 1.4%
59,619	DFA U.S. Targeted Value Portfolio - Class Institutional	2,151,036

	Total Mutual Funds
	(Cost $40,214,047)	44,145,188
	MONEY MARKET FUNDS — 0.3%
158,066	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	158,066
236,505	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	236,505
	Money Market Funds
	(Cost $394,571)	394,571

	TOTAL INVESTMENTS — 100.1%
	(Cost $141,443,077)	154,826,604

	Liabilities in Excess of Other Assets — (0.1)%	(83,851)
	TOTAL NET ASSETS — 100.0%	$154,742,753

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

20
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 71.6%
	AGGREGATE BOND — 4.8%
23,294	Eaton Vance Short Duration Income ETF	$1,197,428
111,249	Eaton Vance Total Return Bond ETF	5,723,761
66,093	UVA Unconstrained Medium-Term Fixed Income ETF	1,479,836
58,314	Vanguard Intermediate-Term Bond ETF	4,553,740
		12,954,765
	BROAD MARKET — 4.3%
23,820	JPMorgan U.S. Momentum Factor ETF	1,617,445
51,545	Vanguard U.S. Momentum Factor ETF	9,875,790
		11,493,235
	CONSUMER STAPLES — 1.6%
27,475	Consumer Staples Select Sector SPDR Fund	2,153,216
10,098	Vanguard Consumer Staples ETF	2,158,245
		4,311,461
	CONVERTIBLE — 0.8%
21,509	iShares Convertible Bond ETF	2,151,976

	CORPORATE — 3.3%
27,424	iShares High Yield Systematic Bond ETF	1,312,101
55,123	iShares Investment Grade Systematic Bond ETF	2,538,138
32,306	SPDR Bloomberg International Corporate Bond ETF	1,043,161
30,427	Vanguard Intermediate-Term Corporate Bond ETF	2,559,215
27,077	Xtrackers Short Duration High Yield Bond ETF	1,229,973
		8,682,588
	EMERGING MARKETS — 2.8%
78,383	iShares Emerging Markets Equity Factor ETF	4,434,910
82,963	Schwab Fundamental Emerging Markets Equity ETF	2,999,942
		7,434,852
	ENERGY — 0.5%
26,973	Global X Uranium ETF	1,285,803

	GLOBAL — 8.4%
29,471	Affinity World Leaders Equity ETF	1,092,343
82,327	SPDR Global Dow ETF	13,316,738
57,775	Vanguard Total World Stock ETF	7,961,395
		22,370,476
	GOVERNMENT — 1.7%
21,624	iShares 10-20 Year Treasury Bond ETF	2,227,056
24,779	iShares 7-10 Year Treasury Bond ETF	2,390,182
		4,617,238

21
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	HIGH YIELD BOND — 0.3%
19,272	Pacer Aristotle Pacific Floating Rate High Income ETF	$913,300

	INTERNATIONAL — 6.3%
138,431	Invesco Dorsey Wright Developed Markets Momentum ETF	6,599,698
104,600	Invesco S&P International Developed Momentum ETF	5,647,354
27,803	iShares International Small-Cap Equity Factor ETF	1,143,398
95,420	iShares MSCI Intl Value Factor ETF	3,385,502
		16,775,952
	LARGE-CAP — 19.9%
131,557	Fidelity High Dividend ETF	7,329,041
60,694	Invesco S&P 100 Equal Weight ETF	6,960,388
34,616	Schwab Fundamental U.S. Large Co. ETF	910,401
15,798	Vanguard Growth ETF	7,576,879
15,502	Vanguard Mega Cap ETF	3,783,883
16,582	Vanguard Mega Cap Growth ETF	6,672,928
11,077	Vanguard S&P 500 ETF	6,783,333
101,338	WisdomTree U.S. LargeCap Fund	6,986,242
68,201	WisdomTree U.S. Value Fund	6,206,973
		53,210,068
	MID-CAP — 8.6%
100,148	Fidelity Small-Mid Multifactor ETF	4,407,513
29,036	iShares Russell Mid-Cap Growth ETF	4,135,017
30,835	Janus Henderson Small/Mid Cap Growth Alpha ETF	2,578,232
26,455	Vanguard Mid-Cap Growth ETF	7,772,214
43,985	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,983,154
		22,876,130
	MORTGAGE BACKED — 1.7%
90,360	iShares CMBS ETF	4,433,965

	OECD COUNTRIES — 0.4%
30,291	Fidelity Enhanced International ETF	1,068,667

	PRECIOUS METALS — 1.5%
51,567	abrdn Physical Silver Shares ETF*	2,293,700
24,687	iShares Gold Trust*	1,796,473
		4,090,173
	SMALL-CAP — 3.3%
17,864	Invesco S&P SmallCap Momentum ETF	1,314,255
13,848	Vanguard Small-Cap ETF	3,521,269
13,349	Vanguard Small-Cap Growth ETF	3,972,929
		8,808,453

22
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	TECHNOLOGY — 0.2%
862	Vanguard Information Technology ETF	$643,595

	THEMATIC — 1.2%
14,986	Global X Artificial Intelligence & Technology ETF	740,158
39,882	Global X U.S. Electrification ETF	1,177,317
27,013	Global X U.S. Infrastructure Development ETF	1,286,629
		3,204,104
	Total Exchange-Traded Funds
	(Cost $172,172,478)	191,326,801

	MUTUAL FUNDS — 28.0%
	AGGREGATE BOND — 1.9%
56,970	Allspring Core Plus Bond Fund - Class R6	648,318
246,446	Vanguard Core Bond Fund, Admiral Shares	4,490,239
		5,138,557
	BLEND BROAD MARKET — 2.6%
228,357	DFA U.S. Vector Equity Portfolio - Class Institutional	6,857,554

	BLEND LARGE CAP — 1.5%
89,701	DFA U.S. Large Co. Portfolio - Class Institutional	3,980,040

	BLEND MID CAP — 1.0%
65,760	Vanguard Strategic Equity Fund - Class Investor	2,671,833

	EMERGING MARKET STOCK — 1.2%
32,742	New World Fund, Inc. - Class F-3	3,110,846

	EMERGING MARKETS BOND — 1.7%
129,155	American Funds Emerging Markets Bond Fund - Class F-3	1,047,446
142,472	Vanguard Emerging Markets Bond Fund, Admiral Shares	3,482,017
		4,529,463
	FOREIGN AGGREGATE BOND — 1.1%
270,240	Dodge & Cox Global Bond Fund - Class I	3,051,008

	FOREIGN BLEND — 2.9%
89,807	DFA International Small Co. Portfolio - Class Institutional	2,234,410
142,932	Dimensional Global Equity Portfolio - Class Institutional	5,604,358
		7,838,768
	FOREIGN GROWTH — 1.2%
150,948	Vanguard International Explorer Fund - Class Investor	3,123,124

23
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	FOREIGN VALUE — 2.8%
119,957	DFA International Small Cap Value Portfolio - Class Institutional	$3,628,699
139,234	DFA International Value Portfolio - Class Institutional	3,744,013
		7,372,712
	GENERAL CORPORATE BOND — 0.3%
96,783	T Rowe Price Institutional Floating Rate Fund - Class Institutional	913,635

	GROWTH BROAD MARKET — 4.9%
178,072	New Perspective Fund - Class R-6	13,132,775

	GROWTH LARGE CAP — 2.5%
84,907	Nuveen Large Cap Growth Index Fund - Class R6	6,664,368

	HIGH YIELD BOND — 0.8%
219,127	American High-Income Trust - Class F-3	2,180,318

	VALUE MID CAP — 1.6%
120,760	DFA U.S. Targeted Value Portfolio - Class Institutional	4,357,007

	Total Mutual Funds
	(Cost $66,839,530)	74,922,008
	MONEY MARKET FUNDS — 0.4%
262,160	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	262,160
900,648	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	900,648
	Money Market Funds
	(Cost $1,162,808)	1,162,808

	TOTAL INVESTMENTS — 100.0%
	(Cost $240,174,816)	267,411,617

	Liabilities in Excess of Other Assets — (0.0)%	(77,461)
	TOTAL NET ASSETS — 100.0%	$267,334,156

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

24
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 68.1%
	AGGREGATE BOND — 0.4%
10,633	Eaton Vance Short Duration Income ETF	$546,590
11,894	UVA Unconstrained Medium-Term Fixed Income ETF	266,309
		812,899
	BROAD MARKET — 3.7%
16,667	JPMorgan U.S. Momentum Factor ETF	1,131,736
37,883	Vanguard U.S. Momentum Factor ETF	7,258,212
		8,389,948
	CONSUMER STAPLES — 1.6%
22,266	Consumer Staples Select Sector SPDR Fund	1,744,986
8,183	Vanguard Consumer Staples ETF	1,748,953
		3,493,939
	CONVERTIBLE — 0.2%
4,862	iShares Convertible Bond ETF	486,443

	CORPORATE — 0.9%
7,370	iShares High Yield Systematic Bond ETF	352,618
24,819	iShares Investment Grade Systematic Bond ETF	1,142,791
4,748	SPDR Bloomberg International Corporate Bond ETF	153,313
7,742	Xtrackers Short Duration High Yield Bond ETF	351,680
		2,000,402
	EMERGING MARKETS — 3.6%
81,246	iShares Emerging Markets Equity Factor ETF	4,596,899
93,720	Schwab Fundamental Emerging Markets Equity ETF	3,388,915
		7,985,814
	ENERGY — 0.6%
29,620	Global X Uranium ETF	1,411,985

	GLOBAL — 9.9%
24,745	Affinity World Leaders Equity ETF	917,174
87,147	SPDR Global Dow ETF	14,096,393
53,253	Vanguard Total World Stock ETF	7,338,263
		22,351,830
	GOVERNMENT — 0.4%
3,205	iShares 10-20 Year Treasury Bond ETF	330,083
5,429	iShares 7-10 Year Treasury Bond ETF	523,681
		853,764
	INTERNATIONAL — 7.6%
151,359	Invesco Dorsey Wright Developed Markets Momentum ETF	7,216,040
91,575	Invesco S&P International Developed Momentum ETF	4,944,134
25,127	iShares International Small-Cap Equity Factor ETF	1,033,348

25
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	INTERNATIONAL (Continued)
111,437	iShares MSCI Intl Value Factor ETF	$3,953,785
		17,147,307
	LARGE-CAP — 20.3%
103,414	Fidelity High Dividend ETF	5,761,194
51,164	Invesco S&P 100 Equal Weight ETF	5,867,487
23,788	Schwab Fundamental U.S. Large Co. ETF	625,624
12,649	Vanguard Growth ETF	6,066,587
12,552	Vanguard Mega Cap ETF	3,063,818
13,359	Vanguard Mega Cap Growth ETF	5,375,929
10,435	Vanguard S&P 500 ETF	6,390,185
85,421	WisdomTree U.S. LargeCap Fund	5,888,924
73,082	WisdomTree U.S. Value Fund	6,651,193
		45,690,941
	MID-CAP — 10.2%
92,870	Fidelity Small-Mid Multifactor ETF	4,087,209
30,866	iShares Russell Mid-Cap Growth ETF	4,395,627
26,421	Janus Henderson Small/Mid Cap Growth Alpha ETF	2,209,160
28,819	Vanguard Mid-Cap Growth ETF	8,466,734
41,853	VictoryShares U.S. Small Mid Cap Value Momentum ETF	3,790,086
		22,948,816
	OECD COUNTRIES — 1.0%
63,036	Fidelity Enhanced International ETF	2,223,910

	PRECIOUS METALS — 2.0%
57,340	abrdn Physical Silver Shares ETF*	2,550,483
27,529	iShares Gold Trust*	2,003,286
		4,553,769
	SMALL-CAP — 3.8%
22,803	Invesco S&P SmallCap Momentum ETF	1,677,617
13,251	Vanguard Small-Cap ETF	3,369,464
11,506	Vanguard Small-Cap Growth ETF	3,424,416
		8,471,497
	TECHNOLOGY — 0.3%
944	Vanguard Information Technology ETF	704,819

	THEMATIC — 1.6%
16,448	Global X Artificial Intelligence & Technology ETF	812,367
43,848	Global X U.S. Electrification ETF	1,294,393

26
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	THEMATIC (Continued)
30,247	Global X U.S. Infrastructure Development ETF	$1,440,664
		3,547,424
	Total Exchange-Traded Funds
	(Cost $135,688,298)	153,075,507

	MUTUAL FUNDS — 31.0%
	AGGREGATE BOND — 1.8%
223,189	Vanguard Core Bond Fund, Admiral Shares	4,066,496

	BLEND BROAD MARKET — 3.2%
238,559	DFA U.S. Vector Equity Portfolio - Class Institutional	7,163,928

	BLEND LARGE CAP — 1.3%
66,607	DFA U.S. Large Co. Portfolio - Class Institutional	2,955,351

	BLEND MID CAP — 2.8%
156,396	Vanguard Strategic Equity Fund - Class Investor	6,354,387

	EMERGING MARKET STOCK — 1.6%
38,000	New World Fund, Inc. - Class F-3	3,610,355

	EMERGING MARKETS BOND — 0.5%
81,552	American Funds Emerging Markets Bond Fund - Class F-3	661,388
14,476	Vanguard Emerging Markets Bond Fund, Admiral Shares	353,785
		1,015,173
	FOREIGN AGGREGATE BOND — 0.3%
68,347	Dodge & Cox Global Bond Fund - Class I	771,639

	FOREIGN BLEND — 4.2%
99,712	DFA International Small Co. Portfolio - Class Institutional	2,480,832
175,729	Dimensional Global Equity Portfolio - Class Institutional	6,890,342
		9,371,174
	FOREIGN GROWTH — 1.5%
164,690	Vanguard International Explorer Fund - Class Investor	3,407,436

	FOREIGN VALUE — 3.5%
130,795	DFA International Small Cap Value Portfolio - Class Institutional	3,956,534
141,970	DFA International Value Portfolio - Class Institutional	3,817,562
		7,774,096
	GROWTH BROAD MARKET — 6.1%
185,593	New Perspective Fund - Class R-6	13,687,487

27
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2025

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	GROWTH LARGE CAP — 2.3%
66,931	Nuveen Large Cap Growth Index Fund - Class R6	$5,253,422

	HIGH YIELD BOND — 0.2%
35,241	American High-Income Trust - Class F-3	350,648

	VALUE MID CAP — 1.7%
107,201	DFA U.S. Targeted Value Portfolio - Class Institutional	3,867,801

	Total Mutual Funds
	(Cost $62,067,150)	69,649,393
	MONEY MARKET FUNDS — 0.9%
222,409	Gabelli U.S. Treasury Money Market Fund - Class AAA, 4.06%[1]	222,409
1,867,863	Morgan Stanley Institutional Liquidity Government Portfolio-Advisory Class, 3.74%[1]	1,867,863
	Money Market Funds
	(Cost $2,090,272)	2,090,272
	TOTAL INVESTMENTS — 100.0%
	(Cost $199,845,720)	224,815,172

	Other Assets in Excess of Liabilities — 0.0%	30,158
	TOTAL NET ASSETS — 100.0%	$224,845,330

* Non-income producing security.
[1] Effective 7 day yield as of September 30, 2025.

See Notes to Financial Statements

28
ANNUAL REPORT

This Page Intentionally Left Blank

29
ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Assets:
Investments, at cost	$21,060,208	$47,196,645	$30,819,081	$141,443,077	$240,174,816	$199,845,720
Investments, at value	21,728,682	49,530,755	32,832,976	154,826,604	267,411,617	224,815,172
Receivables:
Fund shares sold	383	2,281	3,579	13,478	28,850	34,400
Dividends and interest	20,079	64,180	14,829	122,955	125,992	77,905
Due from Advisor	1,693	-	-	-	-	-
Prepaid expenses	30,614	32,713	31,178	45,895	57,379	52,518
Total assets	21,781,451	49,629,929	32,882,562	155,008,932	267,623,838	224,979,995

Liabilities:
Payables:
Fund shares redeemed	54	40,383	102	155,383	120,071	915
Investment advisory fees (Note 2)	-	15,439	2,600	48,227	83,173	69,249
Shareholder servicing fees (Note 2)	2,138	1,290	1,401	5,772	4,886	-
Distribution fees (Note 2)	2,373	2,270	956	8,136	8,127	3,201
Fund services fees	10,123	11,070	10,587	18,888	35,470	29,912
Audit and tax fees	17,531	17,628	17,623	17,617	17,622	17,628
Printing fees	-	-	219	902	2,291	1,616
Other accrued expenses	3,396	5,012	4,346	11,254	18,042	12,144
Total liabilities	35,615	93,092	37,834	266,179	289,682	134,665
Net Assets	$21,745,836	$49,536,837	$32,844,728	$154,742,753	$267,334,156	$224,845,330

Components of Net Assets:
Paid-in capital	$22,934,869	$50,311,332	$30,537,974	$131,333,878	$201,513,343	$166,617,728
Distributable earnings (accumulated deficit)	(1,189,033)	(774,495)	2,306,754	23,408,875	65,820,813	58,227,602
Net Assets	$21,745,836	$49,536,837	$32,844,728	$154,742,753	$267,334,156	$224,845,330

Net Asset Value Information By Class:
Service Class Shares:
Net assets applicable to shares outstanding	$12,050,238	$38,449,677	$24,477,054	$121,041,003	$232,368,476	$210,484,760
Shares of beneficial interest issued and outstanding	1,231,698	3,739,104	2,184,729	10,074,794	17,452,340	13,615,451
Net asset value, offering and redemption price per share	$9.78	$10.28	$11.20	$12.01	$13.31	$15.46

Class R4 Shares:
Net assets applicable to shares outstanding	$9,695,598	$11,087,160	$8,367,674	$33,701,750	$34,965,680	$14,360,570
Shares of beneficial interest issued and outstanding	972,709	1,073,941	729,134	2,807,681	2,605,662	929,087
Net asset value, offering and redemption price per share	$9.97	$10.32	$11.48	$12.00	$13.42	$15.46

See Notes to Financial Statements

30
ANNUAL REPORT

Statements of Operations

For the Year Ended September 30, 2025

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Investment income:
Dividends	$1,059,479	$2,050,922	$1,125,910	$4,382,454	$6,295,134	$3,948,281
Interest	24,776	61,278	30,142	98,821	171,429	110,374
Total investment income	1,084,255	2,112,200	1,156,052	4,481,275	6,466,563	4,058,655

Expenses:
Contractual investment advisory fees (Note 2)	101,615	222,641	142,075	671,200	1,179,077	922,399
Shareholder servicing fees - Service Class (Note 2)	3,653	6,013	3,734	6,760	9,891	9,214
Shareholder servicing fees - Class R4 (Note 2)	15,186	17,689	12,115	49,885	51,420	18,981
Distribution fees - Class R4 (Note 2)	25,310	29,482	20,191	83,142	85,701	31,634
Fund accounting and administration fees (Note 2)	37,798	56,494	44,049	125,837	204,448	164,621
Transfer agent fees and expenses	13,895	14,703	14,328	16,263	17,720	17,055
Custody fees	16,390	17,695	15,634	28,402	49,274	28,702
Audit and tax fees	17,413	17,413	17,413	17,413	17,413	17,413
Filing and registration fees	10,123	11,319	8,845	16,010	18,357	16,014
Legal fees	8,890	20,379	10,351	54,812	96,106	65,040
Trustee fees	3,335	7,432	4,649	21,968	38,221	29,387
Chief Compliance Officer fees	1,511	3,293	2,060	9,722	17,112	13,018
Insurance fees	1,348	2,756	1,807	8,343	14,828	10,892
Printing fees	981	2,345	1,869	5,105	9,574	8,404
Excise Tax	-	-	12,733	-	-	-
Other expenses	33,875	74,959	16,639	101,496	40,500	29,646
Total expenses	291,323	504,613	328,492	1,216,358	1,849,642	1,382,420
Advisory fee waivers (Note 2)	(52,291)	(46,101)	(27,141)	(120,172)	(185,420)	(144,368)
Net expenses	239,032	458,512	301,351	1,096,186	1,664,222	1,238,052
Net investment income	845,223	1,653,688	854,701	3,385,089	4,802,341	2,820,603

Realized and Unrealized Gain (Loss):
Net realized gain on:
Investments	391,699	2,536,090	2,270,588	15,744,952	37,559,589	32,106,156
Distributions of long-term realized gains from regulated investment companies	14,593	81,177	94,472	752,324	1,554,043	1,355,063
Net realized gain	406,292	2,617,267	2,365,060	16,497,276	39,113,632	33,461,219
Net change in unrealized appreciation/depreciation on:
Investments	(114,366)	(641,142)	(333,803)	(2,951,775)	(10,352,450)	(6,292,815)
Net change in unrealized appreciation/depreciation	(114,366)	(641,142)	(333,803)	(2,951,775)	(10,352,450)	(6,292,815)
Net realized and unrealized gain	291,926	1,976,125	2,031,257	13,545,501	28,761,182	27,168,404

Net Increase in Net Assets from Operations	$1,137,149	$3,629,813	$2,885,958	$16,930,590	$33,563,523	$29,989,007

See Notes to Financial Statements

31
ANNUAL REPORT

Statements of Changes in Net Assets

For the Year Ended September 30, 2025

	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Very Conservative (0%-15%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative (15%-30%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund	The E-Valuator Conservative/ Moderate (30%-50%) RMS Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$845,223	$982,565	$1,653,688	$2,059,769	$854,701	$983,950
Net realized gain (loss) on investments	406,292	(256,628)	2,617,267	119,785	2,365,060	298,479
Net change in unrealized appreciation/depreciation on investments	(114,366)	1,480,316	(641,142)	4,245,436	(333,803)	3,082,953
Net increase in net assets resulting from operations	1,137,149	2,206,253	3,629,813	6,424,990	2,885,958	4,365,382

Distributions to Shareholders:
Distributions:
Service Class	(526,238)	(544,865)	(1,406,869)	(1,579,547)	(712,835)	(719,637)
Class R4	(369,863)	(423,877)	(382,660)	(503,602)	(208,107)	(238,456)
Total distributions to shareholders	(896,101)	(968,742)	(1,789,529)	(2,083,149)	(920,942)	(958,093)

Capital Transactions:
Net proceeds from shares sold:
Service Class	8,016,133	5,550,775	9,143,855	6,664,837	5,930,448	5,964,070
Class R4	1,273,705	2,459,651	1,034,309	812,610	1,107,418	563,466
Reinvestment of distributions:
Service Class	526,238	544,865	1,406,869	1,579,547	712,835	719,637
Class R4	369,863	423,878	382,660	503,602	208,107	238,456
Cost of shares redeemed:
Service Class	(9,237,692)	(5,172,683)	(11,775,474)	(9,634,439)	(6,491,419)	(4,668,800)
Class R4	(2,506,620)	(3,776,379)	(3,120,133)	(4,967,501)	(1,451,245)	(2,164,411)
Net increase (decrease) in net assets from capital transactions	(1,558,373)	30,107	(2,927,914)	(5,041,344)	16,144	652,418

Total increase (decrease) in net assets	(1,317,325)	1,267,618	(1,087,630)	(699,503)	1,981,160	4,059,707

Net Assets:
Beginning of period	23,063,161	21,795,543	50,624,467	51,323,970	30,863,568	26,803,861
End of period	$21,745,836	$23,063,161	$49,536,837	$50,624,467	$32,844,728	$30,863,568
Capital Share Transactions:
Shares sold:
Service Class	848,813	592,743	933,322	702,667	562,705	598,632
Class R4	134,382	256,560	106,505	84,222	105,605	54,395
Shares reinvested:
Service Class	56,507	58,373	144,084	166,582	66,660	72,355
Class R4	38,952	44,583	39,025	52,926	18,952	23,461
Shares redeemed:
Service Class	(984,220)	(548,709)	(1,202,561)	(1,010,232)	(615,272)	(462,666)
Class R4	(262,727)	(396,470)	(318,286)	(522,671)	(136,455)	(211,743)
Net increase (decrease) in capital share transactions	(168,293)	7,080	(297,911)	(526,506)	2,195	74,434

See Notes to Financial Statements

32
ANNUAL REPORT

Statements of Changes in Net Assets - Continued

For the Year Ended September 30, 2025

	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Moderate (50%-70%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Growth (70%-85%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund	The E-Valuator Aggressive Growth (85%-99%) RMS Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$3,385,089	$4,034,353	$4,802,341	$5,460,415	$2,820,603	$2,751,958
Net realized gain (loss) on investments	16,497,276	4,961,370	39,113,632	12,055,450	33,461,219	7,326,140
Net change in unrealized appreciation/depreciation on investments	(2,951,775)	18,328,890	(10,352,450)	37,399,330	(6,292,815)	30,971,623
Net increase in net assets resulting from operations	16,930,590	27,324,613	33,563,523	54,915,195	29,989,007	41,049,721

Distributions to Shareholders:
Distributions:
Service Class	(2,953,772)	(3,174,936)	(5,804,501)	(4,722,787)	(7,032,795)	(2,530,354)
Class R4	(713,139)	(907,899)	(761,130)	(696,893)	(425,218)	(132,983)
Total distributions to shareholders	(3,666,911)	(4,082,835)	(6,565,631)	(5,419,680)	(7,458,013)	(2,663,337)

Capital Transactions:
Net proceeds from shares sold:
Service Class	16,652,465	12,858,029	26,147,778	20,220,659	33,568,382	24,059,035
Class R4	1,574,508	1,136,295	2,053,743	983,261	928,829	664,394
Reinvestment of distributions:
Service Class	2,953,772	3,174,936	5,804,501	4,722,787	7,032,795	2,530,354
Class R4	713,139	907,899	761,130	696,893	425,218	132,983
Cost of shares redeemed:
Service Class	(25,937,055)	(26,232,593)	(56,100,098)	(37,250,422)	(34,401,246)	(26,581,770)
Class R4	(6,809,958)	(8,587,509)	(8,255,833)	(11,057,760)	(913,936)	(1,234,055)
Net increase (decrease) in net assets from capital transactions	(10,853,129)	(16,742,943)	(29,588,779)	(21,684,582)	6,640,042	(429,059)

Total increase (decrease) in net assets	2,410,550	6,498,835	(2,590,887)	27,810,933	29,171,036	37,957,325

Net Assets:
Beginning of period	152,332,203	145,833,368	269,925,043	242,114,110	195,674,294	157,716,969
End of period	$154,742,753	$152,332,203	$267,334,156	$269,925,043	$224,845,330	$195,674,294
Capital Share Transactions:
Shares sold:
Service Class	1,520,985	1,267,352	2,175,585	1,862,460	2,419,208	1,927,362
Class R4	147,973	111,413	173,622	87,240	66,504	53,041
Shares reinvested:
Service Class	271,462	313,995	490,975	437,811	518,110	204,399
Class R4	65,820	90,067	64,166	64,468	31,371	10,829
Shares redeemed:
Service Class	(2,348,125)	(2,575,863)	(4,605,448)	(3,368,819)	(2,434,402)	(2,089,853)
Class R4	(627,459)	(839,056)	(688,602)	(988,503)	(65,763)	(98,114)
Net increase (decrease) in capital share transactions	(969,344)	(1,632,092)	(2,389,702)	(1,905,343)	535,028	7,664

See Notes to Financial Statements

33
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.64	$9.14	$9.26	$10.82	$10.47
Income from Investment Operations:
Net investment income[1]	0.37	0.41	0.37	0.17	0.15
Net realized and unrealized gain (loss)	0.16	0.51	(0.14)	(1.00)	0.34
Total from investment operations	0.53	0.92	0.23	(0.83)	0.49

Less Distributions:
From net investment income	(0.39)	(0.42)	(0.35)	(0.23)	(0.12)
From net realized gain	-	-	-	(0.50)	(0.02)
Total distributions	(0.39)	(0.42)	(0.35)	(0.73)	(0.14)
Net asset value, end of period	$9.78	$9.64	$9.14	$9.26	$10.82

Total return	5.72%	10.26%	2.40%	(8.23)%	4.66%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$12,050	$12,638	$11,041	$10,855	$11,613

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.12%[3]	0.99%	0.95%	0.93%	1.10%
After fees waived and expenses absorbed[2]	0.89%[3]	0.82%	0.80%	0.80%	0.82%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	3.91%	4.43%	3.96%	1.74%	1.51%

Portfolio turnover rate	140%	75%	157%	118%	287%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.08% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

34
ANNUAL REPORT

The E-Valuator Very Conservative (0%-15%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.82	$9.29	$9.40	$10.96	$10.61
Income from Investment Operations:
Net investment income[1]	0.34	0.39	0.34	0.14	0.13
Net realized and unrealized gain (loss)	0.16	0.52	(0.15)	(1.03)	0.33
Total from investment operations	0.50	0.91	0.19	(0.89)	0.46

Less Distributions:
From net investment income	(0.35)	(0.38)	(0.30)	(0.17)	(0.09)
From net realized gain	-	-	-	(0.50)	(0.02)
Total distributions	(0.35)	(0.38)	(0.30)	(0.67)	(0.11)
Net asset value, end of period	$9.97	$9.82	$9.29	$9.40	$10.96

Total return	5.31%	9.99%	2.03%	(8.63)%	4.29%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$9,696	$10,425	$10,755	$12,783	$12,728

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.49%[3]	1.37%	1.35%	1.33%	1.44%
After fees waived and expenses absorbed[2]	1.26%[3]	1.20%	1.20%	1.20%	1.11%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	3.54%	4.05%	3.56%	1.34%	1.22%

Portfolio turnover rate	140%	75%	157%	118%	287%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.08% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

35
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.90	$9.10	$8.95	$11.51	$10.76
Income from Investment Operations:
Net investment income[1]	0.34	0.39	0.34	0.23	0.20
Net realized and unrealized gain (loss)	0.40	0.81	0.12	(1.35)	0.74
Total from investment operations	0.74	1.20	0.46	(1.12)	0.94

Less Distributions:
From net investment income	(0.36)	(0.40)	(0.31)	(0.37)	-
From net realized gain	-	-	-	(1.07)	(0.19)
Total distributions	(0.36)	(0.40)	(0.31)	(1.44)	(0.19)
Net asset value, end of period	$10.28	$9.90	$9.10	$8.95	$11.51

Total return	7.74%	13.41%	5.08%	(11.19)%	8.83%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$38,450	$38,241	$36,429	$40,752	$49,648

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.93%[3]	0.80%	0.75%	0.74%	0.86%
After fees waived and expenses absorbed[2]	0.84%[3]	0.73%	0.68%	0.67%	0.74%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	3.43%	4.13%	3.62%	2.26%	1.78%

Portfolio turnover rate	141%	52%	148%	117%	296%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

36
ANNUAL REPORT

The E-Valuator Conservative (15%-30%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.93	$9.13	$8.98	$11.51	$10.80
Income from Investment Operations:
Net investment income[1]	0.30	0.36	0.30	0.19	0.16
Net realized and unrealized gain (loss)	0.41	0.80	0.12	(1.35)	0.74
Total from investment operations	0.71	1.16	0.42	(1.16)	0.90

Less Distributions:
From net investment income	(0.32)	(0.36)	(0.27)	(0.30)	-
From net realized gain	-	-	-	(1.07)	(0.19)
Total distributions	(0.32)	(0.36)	(0.27)	(1.37)	(0.19)
Net asset value, end of period	$10.32	$9.93	$9.13	$8.98	$11.51

Total return	7.38%	12.90%	4.64%	(11.56)%	8.42%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$11,087	$12,383	$14,895	$15,360	$17,221

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.31%[3]	1.19%	1.15%	1.14%	1.27%
After fees waived and expenses absorbed[2]	1.22%[3]	1.12%	1.08%	1.07%	1.15%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	3.05%	3.74%	3.22%	1.86%	1.37%

Portfolio turnover rate	141%	52%	148%	117%	296%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.12% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

37
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.54	$9.38	$8.99	$11.76	$10.64
Income from Investment Operations:
Net investment income[1]	0.30	0.34	0.29	0.22	0.18
Net realized and unrealized gain (loss)	0.68	1.16	0.36	(1.52)	1.09
Total from investment operations	0.98	1.50	0.65	(1.30)	1.27

Less Distributions:
From net investment income	(0.32)	(0.34)	(0.26)	(0.33)	(0.15)
From net realized gain	-	-	-	(1.14)	-
Total distributions	(0.32)	(0.34)	(0.26)	(1.47)	(0.15)
Net asset value, end of period	$11.20	$10.54	$9.38	$8.99	$11.76

Total return	9.46%	16.20%	7.26%	(12.94)%	12.01%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$24,477	$22,871	$18,409	$17,677	$23,630

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.94%[3]	0.90%	0.88%	0.89%	0.97%
After fees waived and expenses absorbed[2]	0.85%[3]	0.81%	0.80%	0.79%	0.78%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	2.81%	3.45%	3.07%	2.13%	1.56%

Portfolio turnover rate	135%	66%	138%	114%	273%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.04% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

38
ANNUAL REPORT

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.79	$9.59	$9.19	$11.97	$10.80
Income from Investment Operations:
Net investment income[1]	0.26	0.31	0.26	0.18	0.14
Net realized and unrealized gain (loss)	0.71	1.19	0.37	(1.56)	1.11
Total from investment operations	0.97	1.50	0.63	(1.38)	1.25

Less Distributions:
From net investment income	(0.28)	(0.30)	(0.23)	(0.26)	(0.08)
From net realized gain	-	-	-	(1.14)	-
Total distributions	(0.28)	(0.30)	(0.23)	(1.40)	(0.08)
Net asset value, end of period	$11.48	$10.79	$9.59	$9.19	$11.97

Total return	9.11%	15.80%	6.80%	(13.30)%	11.65%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$8,368	$7,993	$8,395	$7,961	$8,074

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.33%[3]	1.29%	1.28%	1.29%	1.33%
After fees waived and expenses absorbed[2]	1.24%[3]	1.20%	1.20%	1.19%	1.14%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	2.43%	3.06%	2.67%	1.73%	1.20%

Portfolio turnover rate	135%	66%	138%	114%	273%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.04% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

39
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.00	$9.42	$8.71	$12.70	$11.34
Income from Investment Operations:
Net investment income[1]	0.26	0.28	0.25	0.26	0.18
Net realized and unrealized gain (loss)	1.03	1.59	0.66	(1.82)	1.60
Total from investment operations	1.29	1.87	0.91	(1.56)	1.78

Less Distributions:
From net investment income	(0.28)	(0.29)	(0.20)	(0.41)	-
From net realized gain	-	-	-	(2.02)	(0.42)
Total distributions	(0.28)	(0.29)	(0.20)	(2.43)	(0.42)
Net asset value, end of period	$12.01	$11.00	$9.42	$8.71	$12.70

Total return	11.99%	20.09%	10.43%	(15.72)%	15.98%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$121,041	$116,931	$109,514	$107,043	$147,069

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.73%[3]	0.68%	0.65%	0.67%	0.77%
After fees waived and expenses absorbed[2]	0.65%[3]	0.61%	0.58%	0.60%	0.70%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	2.36%	2.77%	2.69%	2.49%	1.41%

Portfolio turnover rate	130%	54%	124%	128%	272%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.05% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

40
ANNUAL REPORT

The E-Valuator Moderate (50%-70%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$10.99	$9.41	$8.71	$12.66	$11.34
Income from Investment Operations:
Net investment income[1]	0.22	0.24	0.22	0.22	0.13
Net realized and unrealized gain (loss)	1.02	1.58	0.64	(1.82)	1.61
Total from investment operations	1.24	1.82	0.86	(1.60)	1.74

Less Distributions:
From net investment income	(0.23)	(0.24)	(0.16)	(0.33)	-
From net realized gain	-	-	-	(2.02)	(0.42)
Total distributions	(0.23)	(0.24)	(0.16)	(2.35)	(0.42)
Net asset value, end of period	$12.00	$10.99	$9.41	$8.71	$12.66

Total return	11.55%	19.63%	9.88%	(16.00)%	15.62%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$33,702	$35,401	$36,319	$35,323	$45,002

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.12%[3]	1.08%	1.05%	1.07%	1.15%
After fees waived and expenses absorbed[2]	1.04%[3]	1.01%	0.98%	1.00%	1.08%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[4]	1.96%	2.38%	2.29%	2.09%	1.03%

Portfolio turnover rate	130%	54%	124%	128%	272%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Includes extraordinary expense. If extraordinary expense had been excluded, the expense ratios would have been lowered by 0.05% for the year ended September 30, 2025.
[4]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

41
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.01	$9.93	$8.89	$13.20	$11.72
Income from Investment Operations:
Net investment income[1]	0.23	0.24	0.21	0.26	0.14
Net realized and unrealized gain (loss)	1.38	2.07	1.00	(2.11)	2.06
Total from investment operations	1.61	2.31	1.21	(1.85)	2.20

Less Distributions:
From net investment income	(0.25)	(0.23)	(0.17)	(0.38)	(0.07)
From net realized gain	(0.06)	-	-	(2.08)	(0.65)
Total distributions	(0.31)	(0.23)	(0.17)	(2.46)	(0.72)
Net asset value, end of period	$13.31	$12.01	$9.93	$8.89	$13.20

Total return	13.69%	23.57%	13.64%	(17.95)%	19.40%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$232,368	$232,929	$203,166	$187,753	$241,493

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.65%	0.63%	0.65%	0.75%
After fees waived and expenses absorbed[2]	0.58%	0.58%	0.56%	0.58%	0.70%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.88%	2.15%	2.16%	2.36%	1.11%

Portfolio turnover rate	122%	55%	110%	110%	236%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

42
ANNUAL REPORT

The E-Valuator Growth (70%-85%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$12.10	$10.00	$8.96	$13.25	$11.78
Income from Investment Operations:
Net investment income[1]	0.18	0.19	0.17	0.22	0.10
Net realized and unrealized gain (loss)	1.40	2.10	1.00	(2.13)	2.06
Total from investment operations	1.58	2.29	1.17	(1.91)	2.16

Less Distributions:
From net investment income	(0.20)	(0.19)	(0.13)	(0.30)	(0.04)
From net realized gain	(0.06)	-	-	(2.08)	(0.65)
Total distributions	(0.26)	(0.19)	(0.13)	(2.38)	(0.69)
Net asset value, end of period	$13.42	$12.10	$10.00	$8.96	$13.25

Total return	13.21%	23.10%	13.08%	(18.24)%	18.90%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$34,966	$36,996	$38,948	$36,669	$44,860

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.05%	1.03%	1.05%	1.13%
After fees waived and expenses absorbed[2]	0.98%	0.98%	0.96%	0.98%	1.08%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.49%	1.76%	1.76%	1.96%	0.73%

Portfolio turnover rate	122%	55%	110%	110%	236%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

43
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights
Service Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.97	$11.26	$9.88	$14.52	$12.18
Income from Investment Operations:
Net investment income[1]	0.20	0.20	0.18	0.24	0.11
Net realized and unrealized gain (loss)	1.82	2.70	1.35	(2.45)	2.66
Total from investment operations	2.02	2.90	1.53	(2.21)	2.77

Less Distributions:
From net investment income	(0.22)	(0.19)	(0.15)	(0.33)	(0.11)
From net realized gain	(0.31)	-	-	(2.10)	(0.32)
Total distributions	(0.53)	(0.19)	(0.15)	(2.43)	(0.43)
Net asset value, end of period	$15.46	$13.97	$11.26	$9.88	$14.52

Total return	14.99%	26.00%	15.47%	(19.05)%	23.12%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$210,485	$183,140	$147,221	$123,096	$140,726

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	0.65%	0.66%	0.65%	0.66%	0.77%
After fees waived and expenses absorbed[2]	0.58%	0.59%	0.58%	0.59%	0.72%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.40%	1.56%	1.59%	1.95%	0.76%

Portfolio turnover rate	133%	56%	113%	87%	231%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

44
ANNUAL REPORT

The E-Valuator Aggressive Growth (85%-99%) RMS Fund
Financial Highlights
R4 Class Shares

Selected Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended September 30,
	2025	2024	2023	2022	2021
Net asset value, beginning of period	$13.97	$11.27	$9.89	$14.49	$12.19
Income from Investment Operations:
Net investment income[1]	0.14	0.15	0.13	0.19	0.06
Net realized and unrealized gain (loss)	1.83	2.69	1.35	(2.45)	2.65
Total from investment operations	1.97	2.84	1.48	(2.26)	2.71

Less Distributions:
From net investment income	(0.17)	(0.14)	(0.10)	(0.24)	(0.09)
From net realized gain	(0.31)	-	-	(2.10)	(0.32)
Total distributions	(0.48)	(0.14)	(0.10)	(2.34)	(0.41)
Net asset value, end of period	$15.46	$13.97	$11.27	$9.89	$14.49

Total return	14.62%	25.40%	14.98%	(19.34)%	22.60%
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$14,361	$12,534	$10,496	$12,717	$13,376

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed[2]	1.05%	1.05%	1.05%	1.06%	1.13%
After fees waived and expenses absorbed[2]	0.97%	0.98%	0.98%	0.99%	1.07%
Ratio of net investment income (loss) to average net assets:
After fees waived and expenses absorbed[3]	1.01%	1.16%	1.19%	1.55%	0.40%

Portfolio turnover rate	133%	56%	113%	87%	231%

[1]	Per share amounts calculated using the average number of shares outstanding throughout the period.
[2]	Ratios do not include expenses of the mutual funds and ETFs in which the Fund invests.
[3]	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying mutual funds and ETFs in which the Fund invests.

See Notes to Financial Statements

45
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

NOTE 1 — ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

E-Valuator Funds Trust (the “Trust”) was organized as a Delaware statutory trust on August 10, 2020 and has authorized capital of unlimited shares of beneficial interest. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is authorized to issue multiple series and classes of shares. The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth”) (each a “Fund” and collectively, “Funds”) are each classified as a “diversified” series, as defined in the 1940 Act. The Funds commenced operations on May 26, 2016. Effective after the close of business on May 21, 2021, the Very Conservative Fund, Conservative Fund, Conservative/Moderate Fund, Moderate Fund, Growth Fund and Aggressive Growth Fund each acquired the assets of the corresponding series of the same name of World Funds Trust (each a “Predecessor Fund” and collectively, the “Predecessor Funds”), in exchange for shares of the Fund and the assumption by the Fund of the liabilities of the Predecessor Fund (each, a Reorganization and collectively the “Reorganizations”). The purpose of the Reorganizations was to consolidate all of the portfolios advised by Systelligence, LLC (the “Adviser”) into a standalone trust. As a result of the Reorganizations, each Fund is the accounting successor of the corresponding Predecessor Fund. As accounting successor, the operating history of the Predecessor Fund will be used for financial reporting purposes.

The investment objectives of the Funds are as follows:

Fund	Objective
Very Conservative	to provide income and, as a secondary objective, stability of principal.

Conservative	to provide income but will at times seek growth and income within the stated asset allocation range.

Conservative/Moderate	to provide both growth of principal and income but will at times focus primarily on providing income within the stated asset allocation range.

Moderate	to provide both growth of principal and income but will at times focus primarily on providing growth of principal within the stated asset allocation range.

Growth	to provide growth of principal but will at times seek to provide both growth of principal and income within the stated asset allocation range.

Aggressive Growth	to provide growth of principal within the stated asset allocation range.

The following is a summary of significant accounting policies consistently followed by the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

46
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Security Valuation

Each Fund’s securities are valued at current market prices. The Funds invest primarily in unaffiliated exchange-traded funds and mutual funds. Investments in securities traded on national securities exchanges or reported on the NASDAQ National Market System (“NMS”) are valued at the last reported sale price on the principal exchange as determined by an independent pricing agent. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Listed securities or securities reported on the NASDAQ NMS for which no sales are reported on a given date may be valued at the last quoted bid price obtained from an independent pricing agent. Investments in securities traded in the over-the-counter market (other than NASDAQ NMS securities) are valued at the mean of the last quoted bid and ask price obtained from an independent pricing agent. Shares of mutual funds are valued at their net asset value. Other assets for which market prices are not readily available or are determined to be unreliable are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures approved by the Board.

Pursuant to Rule 2a-5, the Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices (or net asset value for mutual funds) are unavailable or determined to be unreliable. The Board of the Trust has appointed the Adviser as valuation designee with responsibility for making fair value determinations in accordance with Rule 2a-5 in accordance with the Trust’s procedures. Because most of the Funds’ investments are shares of exchange-traded funds traded on U.S. securities exchanges, or shares of open-end mutual funds, it is anticipated that the use of fair value pricing will be limited.

When the valuation designee uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the valuation designee believes accurately reflects fair value. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing.

Exchange-Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired fund fees and expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of underlying securities held by the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with equity and fixed-income securities.

Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

47
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized into three broad Levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3
Very Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$14,954,031	$-	$-	$14,954,031
Mutual Funds	6,331,473	-	-	6,331,473
Money Market Funds	443,178	-	-	443,178
Total Investments	$21,728,682	$-	$-	$21,728,682

	Level 1	Level 2	Level 3
Conservative Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$34,713,016	$-	$-	$34,713,016
Mutual Funds	14,237,106	-	-	14,237,106
Money Market Funds	580,633	-	-	580,633
Total Investments	$49,530,755	$-	$-	$49,530,755

48
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

	Level 1	Level 2	Level 3
Conservative/Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$23,008,104	$-	$-	$23,008,104
Mutual Funds	9,390,827	-	-	9,390,827
Money Market Funds	434,045	-	-	434,045
Total Investments	$32,832,976	$-	$-	$32,832,976

	Level 1	Level 2	Level 3
Moderate Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$110,286,845	$-	$-	$110,286,845
Mutual Funds	44,145,188	-	-	44,145,188
Money Market Funds	394,571	-	-	394,571
Total Investments	$154,826,604	$-	$-	$154,826,604

	Level 1	Level 2	Level 3
Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$191,326,801	$-	$-	$191,326,801
Mutual Funds	74,922,008	-	-	74,922,008
Money Market Funds	1,162,808	-	-	1,162,808
Total Investments	$267,411,617	$-	$-	$267,411,617

	Level 1	Level 2	Level 3
Aggressive Growth Fund	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Investments*
Exchange-Traded Funds	$153,075,507	$-	$-	$153,075,507
Mutual Funds	69,649,393	-	-	69,649,393
Money Market Funds	2,090,272	-	-	2,090,272
Total Investments	$224,815,172	$-	$-	$224,815,172

*Refer to the Funds’ Schedules of Investments for a listing of securities by strategy.

49
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Long-term capital gain distributions from underlying funds are classified as realized gains for financial reporting purposes. Interest income is recorded on an accrual basis. Discounts or premiums are accreted or amortized to interest income using the effective interest method.

Accounting Estimates

In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in the net assets during the reporting period. Actual results could differ from those estimates.

Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that they will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is reported. The Funds identify their major tax jurisdiction as U.S. Federal.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken in the Funds’ tax returns. The Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred. The Funds are not subject to examination by U.S. tax authorities for tax years prior to the period ended September 30, 2022.

Distribution to Shareholders

Dividends from net investment income, if any, are declared and paid semi-annually for the Funds. The Funds intend to distribute any net capital gains annually. Distributions are recorded on the ex-dividend date. The Funds may periodically make reclassifications among certain of their capital accounts as a result of the characterization of certain income and realized gains determined annually in accordance with federal tax regulations that may differ from U.S. GAAP.

Class Net Asset Values and Expenses

All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution and shareholder service expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable for each class. Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board.

50
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

Each Fund offers two classes of shares: R4 Class Shares and Service Class Shares. Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in their ongoing distribution and service fees. Income, expenses (other than distribution and service fees, shareholder servicing and reports fees, state registration fees and transfer agent fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

NOTE 2 — INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH RELATED PARTIES

Pursuant to an Investment Advisory Agreement, the Adviser provides investment advisory services for an annual fee equal to 0.45% of the average daily net assets of each Fund. The Adviser has contractually agreed to reduce its management fee with respect to each Fund from 0.45% to 0.38% until January 31, 2026.

The Adviser has entered into a written expense limitation agreement under which it has agreed to limit the total expenses of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, fees pursuant to the Shareholder Servicing Plan, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding either the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2026. The terms of the expense limitation agreement permit the Adviser to recoup fees and expenses previously waived or reimbursed; however, the Adviser currently is voluntarily waiving its right to such recoupment of fees. During the year ended September 30, 2025, none of the waived expenses have been recouped by the Adviser.

For the year ended September 30, 2025, the Adviser earned and waived management fees as follows:

Fund	Management Fee Earned	Management Fee Waived	Net Management Fee Earned
Very Conservative	$101,615	$(52,291)	$49,324
Conservative	222,641	(46,101)	176,540
Conservative/Moderate	142,075	(27,141)	114,934
Moderate	671,200	(120,172)	551,028
Growth	1,179,077	(185,420)	993,657
Aggressive Growth	922,399	(144,368)	778,031

51
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

The total amounts of waivers and reimbursements for the Funds that are subject to recoupment as of September 30, 2025 and expiration dates are as follows:

Recoverable Reimbursements and Expiration Dates
Fund	2026	2027	2028	Total
Very Conservative	$33,991	$39,600	$52,291	$125,882
Conservative	38,819	35,759	46,101	120,679
Conservative/Moderate	20,501	25,816	27,141	73,458
Moderate	105,251	105,450	120,172	330,873
Growth	173,578	182,618	185,420	541,616
Aggressive Growth	111,110	125,525	144,368	381,003

During the year ended September 30, 2025, the Very Conservative, Conservative, Conservative Moderate, Moderate, Growth and Aggressive Growth Funds accrued extraordinary expenses. The extraordinary expenses caused the ratio of net expenses to average net assets of the Very Conservative Fund's and Conservative Fund's Service Class and R4 Class shares to exceed the contractual expense limitation. These expenses are not expected to be incurred in future periods and met the definition of extraordinary expenses under the Funds’ expense limitation agreement. Please refer to the Financial Highlights for the Service Class and R4 Class shares of the Very Conservative, Conservative, Conservative Moderate, and Moderate Funds for the effect on the respective expense ratios.

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class Shares (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of its R4 Class Shares certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Funds’ principal underwriter (the “Distributor”). The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

For the year ended September 30, 2025, the distribution fees incurred by each Funds’ R4 shares are disclosed on the Statements of Operations.

Each of the Funds has adopted a shareholder services plan (the “Plan”) with respect to its R4 Class Shares and Service Class Shares. Under each Plan, each of the Funds may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Funds; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in Fund shares; (v) forwarding shareholder communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholder and placing orders with the Funds or their service providers; (vii) providing sub-accounting with respect to shares beneficially owned by shareholders; and (viii) processing dividend payments from the Funds on behalf of shareholders.

For the year ended September 30, 2025, the Plan’s fees incurred by each Fund are disclosed on the Statements of Operations.

52
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

UMB Fund Services, Inc. (“UMBFS”), serves as the Funds’ fund accountant, transfer agent and administrator. UMB Bank, n.a., an affiliate of UMBFS, serves as the Funds’ custodian. The Funds’ allocated fees incurred for fund accounting, fund administration, transfer agency and custody services for the year ended September 30, 2025 are reported on the Statements of Operations. These services include providing a qualified person to serve as Chief Financial Officer of the Trust.

A trustee and certain officers of the Trust are officers at UMBFS and or the Adviser. Pursuant to a Chief Compliance Officer Service Agreement, Beacon Compliance Consulting, Inc. provides Chief Compliance Officer (“CCO”) services to the Trust, including the provision of a qualified person to service as CCO of the Trust. Allocated fees incurred for the year ended September 30, 2025 are reported on the Statement of Operations.

NOTE 3 — INVESTMENT TRANSACTIONS

The cost of purchases and proceeds from the sales of securities excluding short-term investments for the year ended September 30, 2025, were as follows:

Fund	Purchases	Sales
Very Conservative	$30,931,151	$31,838,233
Conservative	67,780,204	68,306,901
Conservative/Moderate	42,892,635	41,991,846
Moderate	192,509,263	197,798,881
Growth	317,252,094	338,617,020
Aggressive Growth	275,039,195	269,702,847

NOTE 4 — DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions from net investment income and realized gains, if any, are recorded on the ex- dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The tax character of distributions during the year ended September 30, 2025 and the year ended September 30, 2024 were as follows:

	Year ended September 30, 2025
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$896,101	$1,789,529	$920,942	$3,666,911	$5,290,552	$3,098,097
Realized gains	-	-	-	-	1,275,079	4,359,916
	$896,101	$1,789,529	$920,942	$3,666,911	$6,565,631	$7,458,013

53
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

	Year ended September 30, 2024
	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Distributions paid from:
Ordinary income	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337
Realized gains	-	-	-	-	-	-
	$968,742	$2,083,149	$958,093	$4,082,835	$5,419,680	$2,663,337

As of September 30, 2025, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Undistributed ordinary income	$204,518	$386,676	$164,597	$648,756	$6,219,964	$3,716,878
Undistributed long-term capital gains	-	-	287,800	9,815,910	33,380,852	29,863,569
Accumulated earnings	$204,518	$386,676	$452,397	$10,464,666	$39,600,816	$33,580,447
Accumulated capital, other losses, and differences in securities treatments	(1,931,736)	(3,286,492)	-	-	-	-
Unrealized appreciation/(depreciation)	538,185	2,125,321	1,854,357	12,944,209	26,219,997	24,647,155
Total accumulated earnings/(deficit)	$(1,189,033)	$(774,495)	$2,306,754	$23,408,875	$65,820,813	$58,227,602

As of September 30, 2025, each Fund had the following capital loss carryforwards that may be carried forward indefinitely and which retain the character of short-term or long-term in the amounts as follows:

Fund	Short Term	Long Term
Very Conservative	$1,541,913	$389,823
Conservative	3,286,492	-
Conservative/Moderate	-	-
Moderate	-	-
Growth	-	-
Aggressive Growth	-	-

54
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

At September 30, 2025, the cost of securities for Federal Income Tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

	Very Conservative Fund	Conservative Fund	Conservative/ Moderate Fund	Moderate Fund	Growth Fund	Aggressive Growth Fund
Tax cost	$21,190,497	$47,405,434	$30,978,619	$141,882,395	$241,191,620	$200,168,017
Tax unrealized appreciation	636,487	2,270,906	2,018,689	13,362,346	27,054,832	24,850,018
Tax unrealized (depreciation)	(98,302)	(145,585)	(164,332)	(418,137)	(834,835)	(202,863)
Net unrealized appreciation/(depreciation)	$538,185	$2,125,321	$1,854,357	$12,944,209	$26,219,997	$24,647,155

The difference between book basis and cost basis net unrealized appreciation (depreciation) is attributable primarily to wash sales and grantor trusts.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications, if any, have no impact on net assets or net asset value per share. As of September 30, 2025, these reclassifications, primarily due to non-deductible expenses, were as follows:

		Total
	Paid-in-Capital	Distributable
Fund	Capital	Earnings (Loss)
Very Conservative	$(17,793)	$17,793
Conservative	(57,340)	57,340
Conservative/Moderate	(763)	763
Moderate	(83,307)	83,307
Growth	(10,039)	10,039
Aggressive Growth	(4,417)	4,417

NOTE 5 – INVESTMENTS IN OTHER REGISTERED INVESTMENT COMPANIES

For purposes of the 1940 Act, each Fund is treated as a registered investment company. Section 12(d)(1) of the 1940 Act restricts investments by investment companies in the securities of other investment companies. Rule 12d1-4 of the 1940 Act permits the Fund to invest in other investment companies beyond the limits in Section 12(d)(1), subject to certain terms and conditions, including that the Fund enter into an agreement with such investment companies.

NOTE 6 — MARKET DISRUPTION AND GEOPOLITICAL RISKS

The prices of securities held by the Funds may decline in response to events or conditions around the world that directly or indirectly impact specific companies, sectors, or markets to which the Funds or the Funds’ underlying investments are exposed. These events or conditions may include local, regional or global political, social or economic instability; military conflict; tariffs and trade wars; the spread of infectious illness or other public health issue; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Factors leading to market volatility include uncertainties regarding rising inflation, central banks’ interest rate changes, political events, rising government debt in the U.S., trade tensions, the possibility of a national or global recession, and the ongoing wars in Europe and Middle East. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

55
ANNUAL REPORT

E-Valuator Funds

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

NOTE 7— NEW ACCOUNTING PRONOUNCEMENTS AND REGULATORY UPDATES

In this reporting period, the Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Adviser acts as the Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which is used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s Consolidated Financial Statements. Segment assets are reflected on the accompanying Consolidated Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Consolidated Statement of Operations.

NOTE 8 — BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of September 30, 2025, for the benefit of its shareholders, CBNA Custodian FBO BPA Omnibus for Qualified Rollovers, held 45.8% and 25.9% of the total shares outstanding for Very Conservative and Conservative/Moderate, respectfully.

NOTE 9 — SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statements of Assets and Liabilities through the date on which these financial statements were issued and has noted no additional items require disclosure.

56
ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

E-Valuator Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The E-Valuator Very Conservative (0%-15%) RMS Fund, The E-Valuator Conservative (15%-30%) RMS Fund, The E- Valuator Conservative/Moderate (30%-50%) RMS Fund, The E-Valuator Moderate (50%-70%) RMS Fund, The E- Valuator Growth (70%-85%) RMS Fund, and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (the “Funds”), each a series of E-Valuator Funds Trust, as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2016.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 25, 2025

57
ANNUAL REPORT

E-Valuator Funds

SUPPLEMENTAL INFORMATION (Unaudited) - Continued

Tax Information

Qualified Dividend Income

Pursuant to Section 854 of the Internal Revenue Code of 1986, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designate income dividends of 1.59%, 9.37%, 7.17%, 35.36%, 26.95%, and 43.87%, respectively, as qualified dividend income paid during the year ended September 30, 2025.

Long-Term Capital Gains Designation

For the year ended September 30, 2025, the Very Conservative, Conservative, Conservative/Moderate, Moderate, Growth, and Aggressive Growth Funds designates $0, $0, $0, $0, $1,275,079, and $4,359,916, respectively, as a 20% rate gain distribution.

Proxy Voting Policies and Procedures

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (855) 621-9877 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at www.sec.gov.

Proxy Voting Record

Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund (855) 621-9877 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov or by calling the Fund at (855) 621-9877.

Privacy Notice

The following is a description of the Funds’ policies regarding the disclosure of nonpublic person information that you provide to the Funds or that the Funds collect from other sources. In the event that you hold shares of the Funds through a broker-dealer, or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Funds Collect. The Funds collect the following nonpublic personal information about you:

●	Information the Funds receive from you or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
●	Information about your transactions with the Funds, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Funds Disclose. The Funds do not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Funds are permitted by law to disclose all of the information it collects as described above, to their service providers (such as the Funds’ custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Funds restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Funds maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Funds’ Privacy Notice is not part of this annual report.

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ANNUAL REPORT

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Investment Adviser:

Systelligence, LLC

7760 France Avenue South, Suite 925

Bloomington, Minnesota 55435

Distributor:

Distribution Services, LLC (an affiliate of ACA Group)

Three Canal Plaza

Suite 100

Portland, Maine 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, Ohio 44115

Legal Counsel:

Vedder Price P.C.

222 North LaSalle Street

Chicago, Illinois 60601

Transfer Agent, Fund Accounting and Fund Administration:

UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

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(b)	The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Information regarding the aggregate remuneration paid to the Funds’ directors is reported under “Trustee fees” on the Statements of Operations under Item 7 in this Form N-CSR. Information regarding the aggregate remuneration paid to affiliates of the Funds’ officers is reported under “Contractual investment advisory fees,” “Fund accounting and administration fees,” Transfer agent fees and expenses,” “Custody fees,” and “Chief Compliance Officer fees” on the Statements of Operations under Item 7 in this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Disclosure Regarding the Board of Trustees’ Approval of the Investment Advisory Agreement for E-Valuator Funds

The Board of Trustees (the “Board” or the “Trustees”) of E-Valuator Funds Trust (the “Trust”), met in person on May 19, 2025 (the “Meeting”), to consider the renewal of the Investment Advisory Agreement (the “Agreement”) between Systelligence, LLC (“Systelligence” or the “Adviser”) and the Trust, on behalf of The E-Valuator Very Conservative (0%-15%) RMS Fund (“Very Conservative Fund”), The E-Valuator Conservative (15%-30%) RMS Fund (“Conservative Fund”), The E-Valuator Conservative/Moderate (30%-50%) RMS Fund (“Conservative/Moderate Fund”), The E-Valuator Moderate (50%-70%) RMS Fund (“Moderate Fund”), The E-Valuator Growth (70%-85%) RMS Fund (“Growth Fund”), and The E-Valuator Aggressive Growth (85%-99%) RMS Fund (“Aggressive Growth Fund”) (each a “Fund” and collectively, the “Funds”). In advance of the Meeting, the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940 (the “Independent Trustees”), and who constitute a majority of the Board, requested and received materials to assist them in considering the renewal of the Agreement.

In connection with its consideration of the Agreement, the Board reviewed and discussed various information that had been provided prior to the Meeting, including the Agreement, a memorandum prepared by the Independent Trustees’ legal counsel discussing the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Agreement, detailed comparative information (including comparative data provided by an independent service) relating to each Fund’s performance, management fee and expenses, the Adviser’s Form ADV Part 1A, select financial information of the Adviser, including a profitability analysis prepared by Systelligence, trading information and other comparative performance and fee information. The Independent Trustees also considered information periodically throughout the year that was relevant to the consideration of the Agreement. In addition, the Independent Trustees met in executive session with their legal counsel on May 13, 2025 to review and discuss the information provided to them and their duties and responsibilities in connection with the renewal of the Agreement. Based on their evaluation of information provided by Systelligence, in conjunction with the Funds’ other service providers, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Agreement for an additional term of one year.

In considering the renewal of the Agreement and reaching its conclusions, the Board reviewed and analyzed various factors that it determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services to be Provided to the Funds

The Board considered the nature, extent and quality of the services provided by Systelligence to the Funds. The Board discussed the experience and resources of Systelligence, as well as the depth and qualifications of the professional personnel of the Adviser, including the Funds’ sole portfolio manager, Kevin R. Miller. The Board considered Mr. Miller’s experience in managing risk-based portfolios for clients starting in 1997, including through collective investment trusts that were launched in 2012 and ultimately converted into open-end mutual funds in 2016 (i.e., each Fund’s corresponding predecessor fund, also managed by Systelligence). The Board considered the other services provided by Systelligence, including compliance support (including the engagement of an outsourced Chief Compliance Officer), oversight of the Funds’ other service providers, trading, research, and risk management. The Trustees noted that, during the course of the prior year, they had met with representatives of Systelligence to discuss the Funds’ performance and outlook, along with the marketing and sales and compliance efforts made by Systelligence throughout the year. The Board concluded that the nature, extent and quality of the services provided by the Adviser to the Funds were appropriate and that the Funds benefited from services provided under the Agreement.

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ANNUAL REPORT

Investment Performance of the Funds and Systelligence

In assessing the quality of the portfolio management services delivered by Systelligence, the Trustees compared the short-term and long-term performance of each Fund on an absolute basis and to each Fund’s primary broad-based benchmark index. The Trustees also considered each Fund’s short-term and long-term performance in comparison to a custom allocation universe (each, a “Universe”), a custom peer group (each, a “Peer Group”) and a custom benchmark, as constructed using data from Morningstar, Inc. by FUSE Research Network, LLC (“FUSE”), the Funds’ third-party 15(c) report provider. In evaluating each Fund’s performance, the Trustees primarily considered each Universe for performance comparison purposes (as recommended by FUSE) and gave more weight to the long-term performance versus short-term performance. The Trustees further noted that certain time periods considered as part of the long-term performance of each Fund include the performance data of the corresponding predecessor fund managed by the Adviser. The Board also considered Fund performance as of March 31, 2025.

E-Valuator Very Conservative (0%-15%) RMS Fund. The Trustees noted the Very Conservative Fund’s performance for the three-year period ended December 31, 2024 was in the second quartile (44%) of the Fund’s Universe. They also observed that the Very Conservative Fund’s performance for the one-year and five-year periods then ended was in the bottom quartile (100% and 78%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Conservative (15%-30%) RMS Fund. The Trustees noted the Conservative Fund’s performance for the three-year and five-year periods ended December 31, 2024 was in the second quartile (46% and 50%, respectively) of the Fund’s Universe. They also observed that the Conservative Fund’s performance for the one-year period then ended was in the third quartile (66%) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Conservative/Moderate (30%-50%) RMS Fund. The Trustees noted the Conservative/Moderate Fund’s performance for the three-year period ended December 31, 2024 was in the second quartile (44%) of the Fund’s Universe. They also observed that the Conversative/Moderate Fund’s performance for the one-year and five-year periods then ended was in the third quartile (67% and 60%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Moderate (50%-70%) RMS Fund. The Trustees noted the Moderate Fund’s performance for the one-year, three-year and five-year periods ended December 31, 2024 was in the third quartile (55%, 57% and 66%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Growth (70%-85%) RMS Fund. The Trustees noted the Growth Fund’s performance for the five-year period ended December 31, 2024 was in the second quartile (48%) of the Fund’s Universe. They also observed that the Growth Fund’s performance for the one-year and three-year periods then ended was in the third quartile (52% and 61%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

E-Valuator Aggressive Growth (85%-99%) RMS Fund. The Trustees noted the Aggressive Growth Fund’s performance for the one-year, three-year and five-year periods ended December 31, 2024 was in the third quartile (66%, 56% and 70%, respectively) of the Fund’s Universe. After considering all the information, the Trustees concluded that the performance obtained by Systelligence for the Fund was satisfactory under current market conditions and considering the Fund’s investment objective, strategies and policies.

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ANNUAL REPORT

The Board considered that, while certain Funds experienced periods of comparative underperformance, the Funds generally have a strong track record of positive absolute performance. The Trustees determined that the Funds have performed as expected in recent market conditions. The Trustees concluded, within the context of their full deliberations, that the investment results that Systelligence had been able to achieve for the Funds were sufficient to support the continuation of the Agreement. Although past performance is not a guarantee or indication of future results, the Trustees determined that the Adviser would continue to provide a high level of services to the Funds.

Cost of Services Provided and Profitability

The Board examined the fee and expense information for the Funds, including a comparison of such information to other mutual funds in the applicable Universe and Peer Group. In evaluating each Fund’s net advisory fee and total net expenses (inclusive and exclusive of acquired fund fees and expenses (“AFFE”)), the Trustees primarily considered each Fund’s Peer Group for fee and expense comparison purposes, as recommended by FUSE.

The Trustee’s noted the net advisory fee ranked in the second quartile for the Very Conservative, Growth and Aggressive Growth Funds (50%, 38% and 45%, respectively) of each Fund’s Peer Group. They also observed the net advisory fee ranked in the third quartile for the Conservative, Conversative/Moderate and Moderate Funds (60%, 67% and 67%, respectively) of each Fund’s Peer Group.

The Trustees noted that the total net expense (exclusive of AFFE) for Service Class shares ranked in the second quartile for the Very Conservative Fund (40%) of the Fund’s Peer Group. They also observed that the total net expense (exclusive of AFFE) for Service Class shares ranked in the top quartile for the Conservative, Conservative/Moderate, Moderate, Growth and Aggressive Growth Funds (20%, 25%, 8%, 1% and 9%, respectively) of each Fund’s Peer Group. The Trustees noted that the total net expense (inclusive of AFFE) for Service Class shares ranked in the second quartile for the Very Conservative and Conservative/Moderate Funds (50% and 33%, respectively) of each Fund’s Peer Group. They also observed that the total net expense (inclusive of AFFE) for Service Class shares ranked in the top quartile for the Conservative, Moderate, Growth and Aggressive Growth Funds (20%, 17%, 1% and 9%, respectively) of each Fund’s Peer Group.

The Board also considered the fact that the advisory fee for each Fund was 0.45% of a Fund’s average daily assets, but the Adviser has contractually agreed to waive its management fee to 0.38% through at least January 31, 2026. The Board also noted that the Adviser has contractually agreed to cap each Fund’s total expenses at 0.80% of a Fund’s average daily net assets. Finally, the Trustees noted that the Adviser’s fee structure is generally competitive with other comparably managed, true open architecture funds. Based on their review of the industry data, the Trustees found that each Fund’s advisory fee and net expense ratios are competitive as they relate to the applicable Peer Group.

The Trustees considered the overall profitability of the Funds to Systelligence for the period ended December 31, 2024. The Board also considered the profitability of each Fund before and after any distribution costs borne by Systelligence. The Trustees considered information about the financial condition of the Adviser and determined that the Adviser had sufficient resources to provide the contracted services to the Funds. The Board concluded that the Adviser’s current level of profitability for each Fund was reasonable.

Extent of Economies of Scale as the Funds Grow

The Trustees evaluated each Fund’s asset levels and discussed the potential for economies of scale. The Board considered each Fund’s fee structure and the fact that the Funds had not yet experienced significant increases in asset levels and discussed whether breakpoint reductions would be appropriate at this time. The Trustees noted that while the Funds’ fee structures do not currently contain any breakpoint reductions, the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Board concluded that the current fee structure for each Fund was reasonable and reflected a sharing of economies of scale between Systelligence and each Fund, particularly in light of the expense limitation and fee waiver agreement between Systelligence and each Fund and each Fund’s current asset size.

Benefits Derived from the Relationship with the Funds

The Board considered the direct and indirect benefits to the Adviser from serving as adviser to the Funds (in addition to the advisory fee), including greater name recognition. The Trustees concluded that other benefits that may be realized by the Adviser from its relationship with the Funds were appropriate.

CONCLUSIONS

The Trustees considered each of the above factors, as well as other factors relevant to their consideration of the Agreement. The Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Funds’ surrounding circumstances and concluded that the Funds and their shareholders would benefit from Systelligence’s continued management. Based on this review, the Trustees, including a majority of the Independent Trustees, unanimously approved the renewal of the Agreement with Systelligence, on behalf of the Funds, as being in the best interests of the Funds and their shareholders for an additional one-year term.

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Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits.

(a) (1)	Code of Ethics for the Principal Executive and Principal Financial Officer subject of the disclosure required by Item 2. is attached herewith.

(a) (2)	Not applicable to open-end management investment companies.

(a) (3)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)	Not applicable to open-end management investment companies.

(a) (5)	Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

E-Valuator Funds Trust

/s/ Kevin R.. Miller
By:	Kevin R. Miller
(Principal Executive Officer)
December 4, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/ Kevin R. Miller
By:	Kevin R. Miller
President
(Principal Executive Officer)
December 4, 2025

/s/ Louis Sagert
By:	Louis Sagert
Treasurer
(Principal Financial Officer)
December 4, 2025

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